Up Close
                                                        HORACE MANN MUTUAL FUNDS
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1999
GRAPHIC OMITTED

Investing's not rocket science
(but it's close)

Back to school
means time to
plan ahead

Don't put all your eggs
in one basket

--------------------------------------------------------------------------------
                                                                     Horace Mann

Contents
1 year performance ending 6/30/99


Growth Fund                        7.06%
Balanced Fund                      5.05%
Income Fund                        0.45%

Short-term
Investment Fund                    3.33%

Small Cap
Growth Fund                        8.49%

International
Equity Fund                        6.09%

Socially
Responsible Fund                   9.81%

EDITOR'S NOTE: Nothing in
these articles should be construed
as a promise or guarantee of
future performance. Investment
decisions are very personal and
should take into account many
individual factors. More
complete information on the
funds can be found in the
current prospectuses.

This report must be preceded
or accompanied by a current
prospectus.

Focus on
funds adviser


PHOTO OF LIGHTHOUSE


In this issue, we focus on the role of
Wilshire Associates, as adviser to Horace
Mann's funds. We'll also take a look at
how diversifying your investment choices can mean less risk to your portfolio.

FEATURES

Investing's not rocket science
(but it's close)                                                          3

Back to school means
time to plan ahead                                                        7

Don't put all your eggs in one basket                                     8

How the funds measure up                                                 10

Take a closer look at your funds                                         14


DEPARTMENTS

Investment adviser letter                                                12

Financial statements                                                     15

HORACE MANN MUTUAL FUNDS LOGO
                                                   P.O. Box 4657
                                                   Springfield, IL 62708-4657
                                                   (217) 789-2500


Fellow Shareholders:

Thank you for your investment in the Horace Mann Family of Funds. At Horace Mann, we recognize your commitment to long-term investing, and seek to provide you with a range of products to assist you in reaching your financial objectives.

Significant actions are under way at the Horace Mann Funds. With overwhelming shareholder approval, Horace Mann retained Wilshire Associates as Adviser to the Funds. A long-time strategic investment consultant to Horace Mann, Wilshire is a globally prominent firm providing investment expertise to the largest and most sophisticated institutions in the world -- and you!

Also with broad shareholder approval, the Board and Wilshire have elected to implement a multiple-manager strategy in the Growth Fund and the equity portion of the Balanced Fund. To that end, a very capable group of investment managers have been selected as equity subadvisers for these two funds: Brinson Partners, Mellon Equity Associates, and a new team at Wellington Management. Since the transition, results have been very positive, and the Board strongly believes these subadvisers will continue to add value for your portfolio over the long term.

The other Horace Mann funds join the Growth and Balanced funds with good news by providing competitive results over long time periods relative to their respective benchmarks and peer universes. Regardless of the good news, Horace Mann will not rest. Be assured the officers and trustees of the Funds continue their diligent efforts to provide you with well-structured investment options worthy of your investments for retirement. Through this continued work, we seek to maintain your confidence in the Horace Mann Family of Funds.

MARKET OVERVIEW
So far in 1999, equity investors have continued to gain while the bond market has moderately declined. Fueled by a strong economy with low inflation, the U.S. equity market has continued to post new highs. Bond investors have been subject to a rising interest rate environment, punctuated by Federal Open Market Committee action on June 30 to raise the target Federal Funds rate by 25 basis points. International markets advanced as Asia and the emerging markets rebounded from turmoil in 1998.

PERSPECTIVE
As we near the dawn of a new millennium, we at the Horace Mann Family of Funds appreciate your continued confidence. We recognize your commitment to investing for the long term and seek to provide investment options echoing your resolve. Thank you for selecting the Horace Mann Funds.

Sincerely,



/s/George Zock

George Zock
Chairman and President
Horace Mann Mutual Funds

   Investing's
not rocket science
   (but it's close)


Photo of rocket


Wilshire's expertise helps
our funds take flight

With Wilshire Associates as the investment adviser to Horace Mann's funds, Wilshire's analysis and perspective on the investment markets and our family of funds in particular has become especially important to our clients. We recently asked several Wilshire representatives about their firm's history, their work for Horace Mann, and their analysis of the current market and Horace Mann's funds during the first half of 1999.

                                "THE MATHEMATICS
                                OF ASTROPHYSICS
                               USED TO CALCULATE
                              ROCKET TRAJECTORIES
                               WERE APPLICABLE TO
                                 NEW FINANCIAL
                                 MATHEMATICS."

Wilshire tracks the investment market
Wilshire's history of going above and beyond began when the company was founded in the early '70s, according to Senior Vice President and Principal Stephen Nesbitt. "Dennis Tito, a scientist at NASA's Jet Propulsion Laboratory in Pasadena, Cal., saw an opportunity to apply his mathematical skills to the financial industry," Nesbitt says. "The mathematics of astrophysics used to calculate rocket trajectories were applicable to new financial mathematics, like beta, which measures the relative volatility of a stock when compared to the market. So Tito founded Wilshire Associates, and Wilshire has maintained its position as a leader in both financial technology and academic theory.

"One example is the Wilshire 5000 Index," Nesbitt explains. "In the mid '70s, Wilshire analysts observed that the Dow Jones and S&P 500, although good measures, were too narrow to represent the movement of the broad stock market. To remedy this, Wilshire began calculating the Wilshire 5000 Total Market Index, and today the Wilshire 5000 is the broadest measure of stock market activity available. Many institutions now consider the Wilshire 5000 as the best benchmark for U.S. market returns."

Wilshire now in the driver's seat
Wilshire's Vice President and Principal Michael O'Keeffe thinks his company's expertise and new responsibilities regarding Horace Mann's funds will be an advantage to Horace Mann's annuity clients. "We've already made changes as a result of our new responsibilities," O'Keeffe says. "The shareholders provided broad approval for these adjustments earlier this year. For the Growth Fund and the equity portion of the Balanced Fund, we determined a multiple-manager framework would serve as a viable approach to providing better performance in all types of markets. We recommended the selection of two new managers to complement a new team at Wellington Management for overseeing the portfolios.

Photo of man at computer terminal.

                           "WE'VE ALREADY MADE CHANGES
                                 AS A RESULT OF
                           OUR NEW RESPONSIBILITIES."


Photo of people crossing street.

"It's important to understand that while these structural changes are significant, the long-term strategy in place for the Growth Fund and the equity portion of the Balanced Fund has not changed. The funds continue to be managed in a long-term oriented, large capitalization "value" strategy. They are not being made more aggressive than they have been in the past, but the managers will seek to invest in companies that provide appropriate risk-adjusted returns," O'Keeffe explains.

Photo of people crossing street.

                              "IN OUR OPINION, THE
                              HORACE MANN FUNDS ARE
                               PROGRESSING WELL."

O'Keeffe also says Wilshire's new advisory role has given his company a higher level of risk management responsibility for the funds. "There are risks to investing, and market risk is unavoidable. It's important for Wilshire to identify and understand the risks being taken by the subadvisers of your funds and ensure unintended risks are avoided. We'll continually monitor the portfolios from both a quantitative and qualitative perspective to be sure the funds are performing as expected."

Performance over the long haul
What's important to investors is performance over the long haul. And while Wilshire's analysts don't try to predict the future, they like how Horace Mann's funds are positioned for the long term.

"Looking at the market environment in general terms, we've just been through an interesting period," says Senior Associate Tom Goodrum. "International markets are recovering from turmoil in 1998. The U.S. stock market advanced as the American economy continues its long expansion, and consumers remain confident. The stock market advance has broadened to include small-cap and value stocks -- both had previously been overlooked in what had become a large-cap growth market. Despite little or no signs of inflation, investors have pushed yields on bonds higher this year, to the point that the bellwether

PHOTO OF WILSHIRE'S TOM GOODRUM, STEPHEN NESBITT, AND MICHAEL O'KEEFFE.

30-year Treasury Bond surpassed the psychologically important 6 percent level in June.

"In our opinion, the Horace Mann funds are progressing well," Goodrum continues. "The transition of the Growth Fund and equity portion of the Balanced Fund to a multiple-manager format went smoothly, and the new subadvisers are energized by the opportunity to serve Horace Mann and its clients. Under the new structure, the funds performed admirably relative to the S&P 500 in the second quarter. The Socially Responsible, Small Cap Growth, and International Equity funds also performed well in the first half of 1999.

   A LONG-TERM INVESTOR NEEDS TO HAVE A PRUDENT MIX OF STOCKS AND BONDS BASED UPON THE INDIVIDUAL'S RISK TOLERANCE AND TIME HORIZON.

Photo of dart in bullseye.

"In the fixed income area, the Income Fund and the fixed income portion of the Balanced Fund underperformed slightly in a bond market that encountered negative results. Recognizing there are always periods of outperformance and underperformance for any investment strategy, the subadvisers continue to position the portfolios for long-term appreciation. We are confident, with this long-term approach, the funds will assist clients in reaching their retirement goals," Goodrum says.

Nesbitt cautions investors to remember the long-term perspective on investing. A long-term investor needs to have a prudent mix of stocks and bonds based upon the individual's risk tolerance and time horizon, he says.

"Our view is that investors will continue to be compensated over the long term for taking risk in the equity markets, but we have to remember there will be bumps along the way," Nesbitt cautions. "More risk-averse investors, or those with shorter time horizons, may wish to consider fixed income alternatives like the Income Fund. Investors seeking diversification may wish to invest in the International Equity Fund. An investor in Horace Mann's funds can employ many combinations in their investment mix. With the capable assistance of Horace Mann's agents, individuals can structure the best investment program for their futures."

Back to school means TIME TO PLAN AHEAD

Photo of escalator.

As you head back to school, don't just think about lesson plans -- think about retirement. Even if you're years away from retirement, you should be planning for it now. Are you saving enough for retirement?

                           CHANGES IN YOUR LIFE ALSO
                            PROVIDE GOOD REASONS TO
                            CONSIDER INCREASING YOUR
                              TDA CONTRIBUTIONS.

If you already have a tax-deferred annuity (TDA), take full advantage of it. If you're not already saving as much as the tax laws allow, now's a great time to increase your TDA contribution.

Changes in your life also provide good reasons to consider increasing your TDA contributions. A raise at work, an inheritance, or a reduction in your expenses (like paying off a car or your children's college tuition) are all good reasons to increase the amount you're currently setting aside.

Now is the best time to plan for the future. Call your Horace Mann agent today to start a TDA or increase your current contribution.

Don't put all your eggs IN ONE BASKET

When the talk turns to investments, you've probably heard the term "diversify." What does it mean, and why would you want to do it?

Simply put, diversifying your investments means spreading your contributions among a variety of investment choices. If one type of investment is not doing well (for example, growth stocks), chances are another type (like small cap stocks or bonds) is. And if your investments are spread among different investment options, a downturn in one area doesn't necessarily mean you'll lose money -- it may be offset by an upturn in one of your other investments.

                                  HORACE MANN'S
                                    ANNUITY
                                  ALTERNATIVES
                                   GIVES YOU A
                                   VARIETY OF
                                   INVESTMENT
                                    CHOICES.

Photo of eggs.

That's why Horace Mann's Annuity Alternatives gives you a variety of investment choices. Depending on your goals, your attitude toward investments and investment strategies, you'll find clear choices within our family of funds to meet your needs.

You can choose an investment with more risk, but also with more growth potential. If you want less risk, we have several choices for you as well. By choosing several different funds with varying degrees of risk, you can diversify your investments and lessen the possibility that a market downturn will adversely affect your returns.

Here is a brief description of each fund and its investment strategy. For information on diversifying your investments with Annuity Alternatives, you may obtain a prospectus by calling your agent or our Customer Service Department at 1-800-999-1030. The prospectus will provide complete information on Annuity Alternatives, including charges

Photo of eraser.

and expenses. You should read the prospectus carefully before you invest. Our annuities are underwritten by Horace Mann Life Insurance Company and distributed by the broker/dealer, Horace Mann Investors.

SMALL CAP GROWTH FUND (high risk) -- Seeks long-term capital appreciation. Invests in small cap equity securities with earnings growth potential. Smaller growth companies usually have the potential for faster growth in sales and earnings than their large counterparts. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile.

                          DEPENDING ON YOUR GOALS, YOUR
                                 ATTITUDE TOWARD
                                 INVESTMENTS AND
                             INVESTMENT STRATEGIES,
                            YOU'LL FIND CLEAR CHOICES
                              WITHIN OUR FAMILY OF
                            FUNDS TO MEET YOUR NEEDS.

INTERNATIONAL EQUITY FUND (moderately high risk) -- Seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. Invests in companies, wherever organized, which do business primarily outside the United States. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability.

GROWTH FUND (moderately high risk) -- Deposits are invested in a diversified portfolio of the stock of large, well-managed U.S. companies.

Photo of eggs in hands.

SOCIALLY RESPONSIBLE FUND (moderate risk) -- Seeks long-term growth of capital, current income and growth of income. Invests in stocks of large, well-managed U.S. companies exhibiting socially responsible business practices. Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance.

BALANCED FUND (moderate risk) -- Deposits are invested in a combination of large company stocks and high-quality bonds.

INCOME FUND (low to moderate risk) -- Deposits are invested in a diversified portfolio of corporate and government bonds and other debt-type investments that pay interest.

SHORT-TERM INVESTMENT FUND (low risk) -- Deposits are invested in a short-term investments that typically provide modest growth.

FUND PERFORMANCE

HOW THE FUNDS

FOR ANNUITY ALTERNATIVES CONTRACT OWNERS

Average annual total returns for the six months ended June 30, 1999 for the Annuity Alternatives contracts are shown in the following table. For contributions which remained invested in an Annuity Alternatives contract, returns are shown first. For contracts which were surrendered, returns are shown second. Redemption has no affect on the variable account rates of return after the initial five-year contract period.

RETURNS IF MONEY REMAINED INVESTED, BASED ON A $1,000 INVESTMENT.

VARIABLE ACCOUNT                       1 YEAR            5 YEARS          10 YEARS      SINCE INCEPTION
Growth Fund(3)                          7.06             17.37             14.12              13.59(1)
Balanced Fund(3)                        5.05             13.51             11.42              11.03(1)
Income Fund                             0.45              5.50              5.94               5.83(1)
Short-Term Investment Fund              3.33              3.59              3.65               3.54(1)
Small Cap Growth Fund                   8.49               --               --                12.62(2)
International Equity Fund               6.09               --               --                11.59(2)
Socially Responsible Fund               9.81               --               --                18.14(2)

RETURNS IF MONEY WAS WITHDRAWN EARLY, BASED ON A $1,000 INVESTMENT.

VARIABLE ACCOUNT                       1 YEAR            5 YEARS          10 YEARS      SINCE INCEPTION
Growth Fund(3)                         -1.44             17.37             14.12              13.59(1)
Balanced Fund(3)                       -3.35             13.51             11.42              11.03(1)
Income Fund                            -7.59              5.50              5.94               5.83(1)
Short-Term Investment Fund             -4.94              3.59              3.65               3.54(1)
Small Cap Growth Fund                  -0.01                --                --               9.67(2)
International Equity Fund              -2.40                --                --               8.67(2)
Socially Responsible Fund               1.31                --                --              15.18(2)

The average annual total rates of return assume contributions were made on the first business day of the period indicated.

Total return measures the past performance of each fund subaccount and does not represent the actual experience of investments made by a particular contract owner. The total return and principal value of an account will fluctuate. The value of an account may be worth more or less than its original cost, when redeemed, depending upon market fluctuations. Past performance does not guarantee future results of the subaccounts.

The average annual rates of return of each variable subaccount of the Annuity Alternatives contracts were adjusted for a 1.35 perecent mortality and expense fee until March 1, 1999, when the fee was reduced to 1.25 percent. Annuity contracts issued prior to January 1984 have mortality and expense charges or sales fees that differ from those of the Annuity Alternatives contracts. Such other charges and fees do not exceed those reflected in the table above.

Annuity Alternatives contracts require a $25 annual maintenance charge on the contract anniversary when the contract value is less than $10,000. This charge, which is not reflected in the returns above, after the first contract year would reduce the total rates of return by 2.5 percent on a $1,000 investment or .5 percent on a $5,000 investment.

During the first five contract years, surrender charges range from 2 to 8 percent for the flexible premium contracts and 1 to 5 percent for single premium contracts. The average annual total returns with redemption are calculated using flexible premium redemption charges. Distributions from an annuity may be subject to federal taxes and a 10 percent IRS penalty if withdrawn before age 591/2.

Commission credits were used to pay certain expenses of the Growth and Balanced Funds from 1994 through June 30, 1999. Certain Balanced and Income Fund expenses were subsidized (assumed and/or waived) through 1987 and 1996, respectively. Certain Short-Term Investment Fund expenses have been subsidized (assumed and/or waived) since 1983. Certain fund expenses have been subsidized (assumed and/or waived) for the Small Cap Growth, International Equity, and Socially Responsible Funds since their inception, March 10, 1997. Subsidization and use of credits resulted in higher actual returns and for some funds exceeded 1 percent, depending on the period subsidized for each fund. There is no guarantee that subsidization and use of credits will continue in the future.

1 Since inception for the Growth, Balanced, Income, and Short-Term Investment funds refers to Nov. 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington Management Company, LLP became the Funds' subadviser.

2 Since inception for the Small Cap Growth, International Equity and Socially Responsible funds refers to their beginning date, March 10, 1997. The investment subadvisers are BlackRock Financial Management, Inc. for the Small Cap Growth Fund and, Scudder Kemper Investments, Inc. for the International Equity and Socially Responsible Funds.

3 Wilshire Associates became the investment adviser for all variable investment options for Horace Mann's Annuity Alternative contracts on March 1, 1999. Subadvisers for each variable investment option, except the Growth Fund and the stock portfolio of the Balanced Fund, remain the same. The Growth Fund and the stock portfolio of the Balanced Fund now employ a multi-manager strategy using three subadvisers to manage their assets. The two new subadvisers -- Brinson Partners, Inc. and Mellon Equity Associates -along with a new team of fund managers at Wellington Management Co., LLP now manage these assets.

MEASURE UP

FOR GROWTH FUND PUBLIC SHAREHOLDERS AND PARTICIPANTS IN THE HORACE MANN EMPLOYEE 401(K) PLAN

Total average annualized returns for the six months ended June 30, 1999, for the Horace Mann Mutual Funds and their comparable benchmark indices are shown in the following table:


                                            1 YEAR       5 YEARS         10 YEARS        SINCE INCEPTION
                                            ------       -------         --------       ----------------
     Growth Fund7                             8.39        18.84           15.56                15.03(1)
     S&P 500 Stock Index                     22.76        27.86           18.76                18.51

     Balanced Fund7                           6.38        14.94           12.83                12.45(1)
     Stock/Bond Composite4                   15.40        19.50           14.50                14.30

     Income Fund                              1.75         6.86            7.31                 7.19(1)
     Lehman Intermediate/Aggregate5           3.13         7.54            7.92                 7.82

     Short-Term Investment Fund               4.66         4.95            5.01                 4.90(1)
     90-day Treasury Bills                    4.89         5.42            5.49                 5.38

     Small Cap Growth Fund                    9.55         -               -                   13.87(2)
     Russell 2000 Growth                      8.31         -               -                   12.69

     International Equity Fund                7.35         -               -                   12.96(3)
     MSCI EAFE                                7.59         -               -                   11.72(6)

     Socially Responsible Fund               11.19         -               -                   19.62(3)
     S&P 500 Stock Index                     22.76         -               -                   32.30

Returns of the Horace Mann Mutual Funds in the above table are shown net of fund expenses. Commission credits were used to pay certain expenses of the Growth and Balanced Funds from 1994 through June 30, 1999. Certain Balanced and Income Fund expenses were subsidized (assumed and/or waived) through 1987 and 1996, respectively. Certain Short-Term Investment Fund expenses have been subsidized (assumed and/or waived) since 1983. Certain fund expenses have been subsidized (assumed and/or waived) for the Small Cap Growth, International Equity, and Socially Responsible Funds since their inception March 10, 1997. Subsidization and use of credits resulted in higher actual returns and for some funds exceeded 1 percent depending on the period subsidized for each fund. There is no guarantee that subsidization and use of credits will continue in the future.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate and when redeemed, may be worth more or less than its original cost.

The indices listed are unmanaged industry benchmarks, not funds, and as such they have no expenses.

1 Since inception for the Growth, Balanced, Income, and Short-Term Investment funds refers to Nov. 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington became the subadviser for these funds.

2 Since inception for the Small Cap Growth Fund refers to its beginning date, Mar. 10, 1997. BlackRock Financial Management, Inc. is this fund's investment subadviser.

3 Since inception for the International Equity and Socially Responsible funds refers to their beginning date, Mar. 10, 1997. Scudder Kemper Investments, Inc. is investment subadviser for these funds.

4 60% S&P 500, 40% Lehman Brothers Intermediate Government/Corporate Bond Index through Apr. 30, 1997, Lehman Brothers Aggregate thereafter.

5 Lehman Brothers Intermediate Government/Corporate Bond Index through Apr. 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

6 The index reflects performance from Feb. 28, 1997 through June 30, 1999.

7 Wilshire Associates became the investment adviser for all the funds on Mar. 1, 1999. Subadvisers for each fund, except the Growth Fund and the stock portfolio of the Balanced Fund, remain the same. The Growth Fund and the stock portfolio of the Balanced Fund now employ a multiline manager strategy using three subadvisers to manage their assets. The two new subadvisers -- Brinson Partners, Inc. and Mellon Equity Associates -- along with a new team of fund managers at Wellington Management Co., LLP now manage these assets.

RATES OF RETURN
11

WILSHIRE

                                                             WILSHIRE ASSOCIATES
                        1299 OCEAN AVENUE, SUITE 700 SANTA MONICA, CA 90401-1085
                          TEL 310.451.3051   FAX 310.458.0520   WWW.WILSHIRE.COM

DEAR SHAREHOLDERS:
After assuming our role as adviser to the Funds, we at Wilshire are working diligently to provide you with investment products that assist you in achieving your retirement savings goals.

In our view, the first half of 1999 provided mixed results for long-term investors. Domestic equity investors generally enjoyed positive results as the Wilshire 5000 Index, a broad measure of stock market performance, advanced 11.9 percent during the first six months of 1999. Technology and energy stocks performed particularly well during the period, while consumer stocks lagged behind. International investors gained as well, but these gains were tempered by a strengthening dollar. Japanese stocks have enjoyed a recovery in prices since the beginning of the year.

On the other hand, domestic fixed income investors generally suffered negative returns as interest rates rose in the United States. This decline was led by both treasury and corporate issues. Mortgage investors generally posted slight advances as fears of prepayment risk, caused by refinancing activity, lessened due to higher interest rates.

THE GROWTH FUND AND THE EQUITY PORTION OF THE BALANCED FUND
Sweeping changes occurred in the Growth Fund and the equity portion of the Balanced Fund during the first half of 1999 as shareholders overwhelmingly approved a new investment management structure. Horace Mann and Wilshire are continuing to work to ensure these funds will serve as competitive vehicles you can use to prepare for retirement.

The transition to the new multi-manager structure was completed in the first quarter of 1999. The new team of managers includes Brinson Partners, Mellon Equity Associates, and a new team at Wellington Management Company. The objective for creating this new structure is to provide the shareholders with a more diversified approach to equity investment, but one that maintains the long-term philosophy that has been in place for this fund since its inception. That philosophy is one of conservative growth through investment in companies priced at a discount in the marketplace relative to their intrinsic value. The Growth Fund and the equity portion of the Balanced Fund are now comprised of well-established, high-quality companies, and they are postured to provide good performance on a prospective basis.

Performance over the last six months overall has been below expectations, but with a silver lining. Value-oriented strategies began a strong comeback in the second quarter, and the Growth Fund and the equity portion of the Balanced Fund participated in this advance, outpacing the S&P 500 handily during the period. While three-month results are not necessarily of consequence or relief to long-term investors, we see this as an extremely positive development for the funds, and a good start for the new structure. Conservative, patient investors are finally being rewarded in the current market environment.

THE INCOME FUND AND THE FIXED INCOME PORTION OF THE BALANCED FUND
In a difficult environment for fixed income investors generally, the Income Fund and the fixed income portion of the Balanced Fund encountered moderate difficulty relative to the Lehman Brothers Aggregate Index. This underperformance was driven by the fund maintaining a slightly higher-than-index sensitivity to changes in interest rates and an overallocation to corporate issues, which performed poorly in the first half of 1999. While there were few bright spots in the fixed income markets, Wellington did maintain a generous, well-diversified allocation to high-yield securities, which performed well.

SOCIALLY RESPONSIBLE FUND
Subadvised by Scudder Kemper Investments Inc., the Horace Mann Socially Responsible Fund provided a return consistent with the large-capitalization market as measured by the S&P 500 Index. The fund benefited from the resurgence of value strategies in the second quarter of 1999. Rebounds in the energy sector and companies such as the international integrated oil producers, as well as renewed interest in cyclical issues, helped performance.

SMALL-CAP GROWTH FUND
This fund provided a return consistent with the small-capitalization market over the first six months of the year. The small cap market has experienced a great deal of volatility over recent periods, and only recently has the market advance broadened to include smaller companies. BlackRock's portfolio identified many of the market's winners early, and over the course of the first half of the year, held its own as some of these winners slowed. The Small-Cap Growth Fund's longer-term results look very attractive.

INTERNATIONAL FUND
For the year-to-date, the International Fund added value relative to the MSCI EAFE (Europe, Asia, Far East) Index. Results were driven by substantial exposure to technology and telecommunications companies and favorable exposure in Japan. Particularly good performers included Nikko (+131 percent), Tokyo Electron (+78 percent) and luxury goods company LVMH (+63 percent). Some softness was observed in the European portion of the portfolio. Long-term results for this fund are solid.

SHORT-TERM INVESTMENT FUND
The Short-Term Investment Fund, with Wellington Management as subadviser, performed consistent with its benchmark. The fund provided a return in excess of inflation, and this portfolio is positioned largely in high-quality, short-term government agency notes.

CONCLUSION
We believe each of the Horace Mann Funds is well positioned in the current market environment. Each subadviser is keenly aware of your retirement savings mission and is constantly seeking productive investment opportunities. Horace Mann and Wilshire are working diligently to ensure the Funds serve as appropriate and successful vehicles to assist you in achieving your long-term financial goals.

We look forward to the challenge, and appreciate your confidence.

Sincerely,

/s/Michael P. O'Keeffe, CFA                  /s/Thomas M. Goodrum, Jr., CFA

Michael P. O'Keeffe, CFA                     Thomas M. Goodrum, Jr., CFA
Vice President and Principal                 Senior Associate
Wilshire Associates                          Wilshire Associates

Take a CLOSER LOOK AT HOW
YOUR FUNDS PERFORMED


The following pages give you an overview of how your funds performed.

By having a Horace Mann annuity, you've already taken the first step toward your investment goals. But if you have questions about your retirement plan or other investment options, you should talk to your Horace Mann agent. He or she can help you determine if you're saving enough to meet your goals.


CUSTOMER SERVICE


If your agent is unavailable, contact Horace Mann's customer service area at 1-800-999-1030. Or visit our website at WWW.HORACEMANN.COM for more information about our funds and fund prices and insurance products. We also offer special information just for educators.

HEADING TOWARD 2000. . .

Everyone who relies on computers for business or pleasure should be aware programs that use the date for processing may fail if they misinterpret "00" as the year 1900 instead of the year 2000. As 1998 came to a close, Horace Mann was in the final stages of changing its internal computer systems to make them Year 2000 compliant. And as of Jan. 1, 1999, 93% of Horace Mann's 60 computer systems were compliant. The remaining 7% of the systems are pending implementation or are in final testing.

Horace Mann initiated its millennium plan to fix 13 million lines of code in 1995. The company will spend 1999 conducting additional tests on its systems and continuing to work with suppliers and other service providers it does business with to make sure they are ready for Y2K. In addition, the company will continue developing contingency plans in the event of outside service interruptions.

SEMI-ANNUAL REPORT
JUNE 30, 1999



HORACE MANN MUTUAL FUNDS
GROWTH FUND
BALANCED FUND
INCOME FUND
SHORT-TERM INVESTMENT FUND
SMALL CAP GROWTH FUND
INTERNATIONAL EQUITY FUND
SOCIALLY RESPONSIBLE FUND


BOARD OF TRUSTEES
A. Thomas Arisman
A.L. Gallop
Richard A. Holt
Richard D. Lang
Harriet A. Russell
George J. Zock

OFFICERS OF THE FUNDS
GEORGE J. ZOCK
President and Chairman

A. THOMAS ARISMAN
Vice President

ANN CAPARROS
Secretary and
Ethics Compliance Officer

WILLIAM KELLY
Treasurer and Regulatory
Compliance Officer

LINDA L. SACCO
Assistant Secretary

ROGER FISHER
Controller

DIANE M. BARNETT
Tax Compliance Officer


--------------------------------------------------------------------------------
ADMINISTRATOR
HORACE MANN INVESTORS, INC.
#1 Horace Mann Plaza
Springfield, IL 62715

INVESTMENT ADVISER
WILSHIRE ASSOCIATES INCORPORATED
1299 Ocean Avenue
Santa Monica, CA 90401-1085

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
801 Pennsylvania Avenue
Kansas City, MO 64105

INVESTMENT SUBADVISERS
BLACKROCK FINANCIAL MANAGEMENT, INC.
345 Park Avenue
New York, NY 10154-0010

BRINSON PARTNERS, INC.
209 South LaSalle Street
Chicago, IL 60604

MELLON EQUITY ASSOCIATES, LLP
500 Grant Street, Suite 4200
Pittsburgh, PA 15258

SCUDDER KEMPER INVESTMENTS, INC.
345 Park Avenue
New York, NY 10154-0010

WELLINGTON MANAGEMENT COMPANY, LLP
75 State Street
Boston, MA 02109

HORACE MANN MUTUAL FUNDS
1999 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)
FINANCIAL HIGHLIGHTS

JUNE 30, 1999
PER SHARE DATA
                                                                                      LESS DISTRIBUTION FROM:
                      NET ASSET                                       TOTAL INCOME
YEAR                    VALUE            NET         NET REALIZED      (LOSS) FROM         NET          NET
ENDED                 BEGINNING      INVESTMENT     AND UNREALIZED     INVESTMENTS     INVESTMENT    REALIZED         TOTAL
12/31                 OF PERIOD        INCOME1      GAINS (LOSSES)1    OPERATIONS1       INCOME        GAINS      DISTRIBUTIONS

GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
6/30/1999              $24.34           $0.14            $1.49           $1.63          $  --        $  --         $  --
     1998               25.66            0.41             1.51            1.92             0.41         2.83          3.24
     1997               23.76            0.40             5.09            5.49             0.39         3.20          3.59
     1996               21.66            0.43             5.08            5.51             0.40         3.01          3.41
     1995               17.64            0.52             5.41            5.93             0.49         1.42          1.91
     1994               19.85            0.49            (0.57)          (0.08)            0.45         1.68          2.13

BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
6/30/1999              $18.90           $0.31            $0.46           $0.77          $  --        $  --         $  --
     1998               19.82            0.73             0.77            1.50             0.74         1.68          2.42
     1997               18.94            0.65             2.92            3.57             0.62         2.07          2.69
     1996               18.00            0.60             2.70            3.30             0.57         1.79          2.36
     1995               15.26            0.67             3.46            4.13             0.61         0.78          1.39
     1994               16.72            0.62            (0.81)          (0.19)            0.55         0.72          1.27

INCOME FUND5
---------------------------------------------------------------------------------------------------------------------------
6/30/1999              $13.24           $0.37           $(0.59)         $(0.22)         $  --        $  --         $  --
     1998               13.00            0.78             0.27            1.05             0.69         0.12          0.81
     1997               12.69            0.81             0.39            1.20             0.85         0.04          0.89
     1996               13.03            0.76            (0.31)           0.45             0.79           --          0.79
     1995               12.02            0.80             0.99            1.79             0.78           --          0.78
     1994               13.06            0.75            (1.04)          (0.29)            0.75           --          0.75




1 The "Net Investment Income" per share and the "Net realized and unrealized gains (losses)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.


See notes to the financial statements.
16

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

RATIO/SUPPLEMENTAL DATA

                                                                                                 RATIO TO AVERAGE NET
                                                                                                ASSETS BEFORE WAIVED &
                                                                                                  REIMBURSED EXPENSES
                                                RATIO OF       RATIO OF
 NET ASSET                     NET ASSETS       EXPENSES      NET INCOME      PORTFOLIO                       RATIO OF
 VALUE END       TOTAL        END OF PERIOD    TO AVERAGE     TO AVERAGE      TURNOVER        RATIO OF     NET INVESTMENT
 OF PERIOD     RETURN2,3     (IN THOUSANDS)    NET ASSETS4    NET ASSETS4       RATE          EXPENSES         INCOME

--------------------------------------------------------------------------------------------------------------------------------
  $25.97         6.70%          $706,578         0.34%          0.57%         172.23%             --              --
   24.34         7.64            670,731         0.51           1.57           59.63              --              --
   25.66        23.45            598,502         0.53           1.50           54.56              --              --
   23.76        25.28            430,556         0.59           1.79           67.63              --              --
   21.66        33.67            297,100         0.63           2.50           64.59              --              --
   17.64        (0.35)           202,103         0.69           2.36           69.42              --              --


--------------------------------------------------------------------------------------------------------------------------------
  $19.67         4.07%          $443,562         0.34%          1.64%         127.03%             --              --
   18.90         7.68            427,920         0.50           3.60           63.69              --              --
   19.82        19.04            387,110         0.51           3.12           77.54              --              --
   18.94        18.27            300,551         0.56           3.12           72.10              --              --
   18.00        27.12            228,193         0.59           3.79           64.80              --              --
   15.26        (1.12)           160,815         0.63           3.59          121.82              --              --


--------------------------------------------------------------------------------------------------------------------------------
  $13.02         1.66%           $14,677         0.45%          2.84%          17.65%             --              --
   13.24         8.09             13,959         0.88           5.85           46.60              --              --
   13.00         9.42              9,658         0.92           6.09           96.80              --              --
   12.69         3.50             10,848         0.70           5.88          112.60            0.91%           5.67%
   13.03        14.93             10,532         0.61           6.16           74.53            0.88            5.89
   12.02        (2.21)             9,259         0.61           5.85          205.35            0.92            5.54





4 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commission credits.

5 Certain expenses for the Income Fund were assumed or waived by Horace Mann Investors, Inc. through December 31, 1996.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
FINANCIAL HIGHLIGHTS (CONCLUDED)

JUNE 30, 1999
PER SHARE DATA

                                                                                       LESS DISTRIBUTION FROM:
                      NET ASSET                                      TOTAL INCOME
YEAR                    VALUE            NET        NET REALIZED      (LOSS) FROM        NET            NET
ENDED                 BEGINNING      INVESTMENT    AND UNREALIZED     INVESTMENTS    INVESTMENT      REALIZED     TOTAL
12/31                 OF PERIOD        INCOME1     GAINS (LOSSES)1    OPERATIONS1      INCOME          GAINS  DISTRIBUTIONS

SHORT-TERM FUND4
-----------------------------------------------------------------------------------------------------------------------
6/30/1999             $  9.98          $ 0.22        $   --              $0.22          $ --          $ --         $  --
     1998                9.99            0.49            0.01             0.50          0.51            --          0.51
     1997               10.03            0.51              --             0.51          0.55            --          0.55
     1996               10.00            0.50           (0.01)            0.49          0.46            --          0.46
     1995               10.08            0.53              --             0.53          0.61            --          0.61
     1994               10.07            0.39              --             0.39          0.38            --          0.38

SMALL CAP
GROWTH FUND5
-----------------------------------------------------------------------------------------------------------------------
6/30/1999              $12.38          $(0.07)         $ 1.23            $1.16          $ --          $ --         $  --
     1998               11.70           (0.07)           0.75             0.68            --            --            --
     1997               10.00           (0.02)           1.72             1.70            --            --            --

INTERNATIONAL
EQUITY FUND5
-----------------------------------------------------------------------------------------------------------------------
6/30/1999              $12.13          $ 0.10          $ 0.85            $0.95          $ --          $ --         $  --
     1998               10.27            0.11            1.84             1.95          0.09            --          0.09
     1997               10.00            0.08            0.27             0.35          0.08            --          0.08

SOCIALLY
RESPONSIBLE FUND5
-----------------------------------------------------------------------------------------------------------------------
6/30/1999              $12.99          $ 0.27          $ 1.34            $1.61          $ --          $ --         $  --
     1998               12.10            0.27            0.91             1.18          0.17          0.12          0.29
     1997               10.00            0.10            2.20             2.30          0.10          0.10          0.20




1 The "Net Investment Income" per share and the "Net realized and unrealized gains (losses)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.




See notes to the financial statements.
18

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

RATIO/SUPPLEMENTAL DATA
                                                                                                RATIO TO AVERAGE NET
                                                                                               ASSETS BEFORE WAIVED &
                                                                                                 REIMBURSED EXPENSES
                                                RATIO OF       RATIO OF
 NET ASSET                     NET ASSETS       EXPENSES      NET INCOME      PORTFOLIO                       RATIO OF
 VALUE END       TOTAL        END OF PERIOD    TO AVERAGE     TO AVERAGE      TURNOVER        RATIO OF     NET INVESTMENT
 OF PERIOD     RETURN2,3     (IN THOUSANDS)    NET ASSETS     NET ASSETS        RATE          EXPENSES         INCOME


--------------------------------------------------------------------------------------------------------------------------------
  $10.20         2.20%            $1,785         0.15%          2.30%           0.00%           0.96%           1.49%
    9.98         4.97              1,331         0.69           4.78            0.00            2.59            2.88
    9.99         5.09              1,151         0.50           4.98            0.00            2.52            2.96
   10.03         5.02              1,229         0.53           4.93            0.00            2.44            3.02
   10.00         5.25              1,006         0.84           5.11            0.00            2.35            3.60
   10.08         3.89              1,114         0.49           3.78            0.00            2.36            1.91



--------------------------------------------------------------------------------------------------------------------------------
  $13.54         9.37%           $33,369         0.70%         (0.52)%         92.23%           0.81%          (0.63)%
   12.38         5.81             28,655         1.11          (0.59)         168.31            1.75           (1.23)
   11.70        17.016            16,525         0.78          (0.19)          91.49            1.44           (0.85)



--------------------------------------------------------------------------------------------------------------------------------
  $13.08         7.83%           $14,431         0.62%          0.80%          41.93%           0.96%           0.46%
   12.13        18.95             10,311         1.03           0.99           57.71            2.06           (0.04)
   10.27         3.466             5,214         0.46           1.29           31.99            1.82           (0.07)



--------------------------------------------------------------------------------------------------------------------------------
  $14.60        12.39%           $51,277         0.47%          0.69%          24.79%           0.53%           0.63%
   12.99         9.80             35,564         0.64           2.10           41.63            1.12            1.62
   12.10        23.046             9,213         0.49           1.65           20.85            1.16            0.98




4 Certain expenses for the Short-Term Fund were assumed or waived by Horace Mann Investors, Inc. through through June 30, 1999.

5 Certain expenses for the Small Cap Growth, International Equity and Socially Responsible funds were assumed and/or waived by Horace Mann Investors since inception, Mar. 10, 1997.

6 The returns are not annualized.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
STATEMENT OF INVESTMENTS
GROWTH FUND
JUNE 30, 1999

PIE CHART:
CASH AND OTHER NET ASSETS 2.3%
COMMON & PREFERRED STOCK 97.7%



COMMON STOCK


AEROSPACE/DEFENSE 4.67%
                                                        NUMBER OF             MARKET
                                                          SHARES              (000)
   AlliedSignal, Inc.                                     59,900           $   3,774
   Lockheed Martin Corp.                                 309,500              11,529
   Raytheon Co.- B                                       196,700              13,843
   United Technologies Corp.                              54,200               3,885
----------------------------------------------------------------------------------------
                                                                              33,031

AUTOMOTIVE 2.01%
   Dana Corp.                                             45,200               2,082
   Delphi Automotive Systems Corp.                       137,200               2,547
   Eaton Corp.                                            24,500               2,254
   Ford Motor Co.                                        130,100               7,343
----------------------------------------------------------------------------------------
                                                                              14,226

BANKS/FINANCIAL SERVICES 18.26%
   Associates First Capital Corp.- A                      67,100               2,973
   Bank of America Corp.                                 126,400               9,267
   BankBoston Corp.                                       52,900               2,705
   Bear Stearns Cos., Inc.                                23,100               1,080
   Chase Manhattan Corp.                                 182,200              15,783
   Citigroup, Inc.                                       282,000              13,395
   Comerica, Inc.                                         69,500               4,131
   Federal National Mortgage Association                  85,200               5,826
   Financial Security Assurance Hldgs Ltd.                43,900               2,283
   First Union Corp.                                      80,700               3,793
   Firstar Corp.                                         145,400               4,071
   Fleet Financial Group                                 237,200              10,526
   Golden West Financial Corp.                            23,100               2,264
   Household Int'l, Inc.                                 157,200               7,447
   KeyCorp                                               101,300               3,254
   MBNA Corp.                                             76,200               2,334
   Merrill Lynch & Co., Inc.                               8,000                 639
   Morgan Stanley Dean Witter Co.                         48,200               4,940
   National City Corp.                                    77,700               5,089
   PNC Bank Corp.                                        115,300               6,644
   Providian Financial Corp.                              12,500               1,169
   Schwab (Charles) Corp.                                 14,100               1,549
   Southtrust Corp.                                       65,300               2,502
   US Bancorp                                            179,000               6,086
   Wachovia Corp.                                         23,900               2,045
   Wells Fargo & Co.                                     169,500               7,246
----------------------------------------------------------------------------------------
                                                                             129,041

BROADCASTING & MEDIA 0.85%
   AT&T Corp. - Liberty Media Group - A*                  20,800                 764
   CBS Corp.*                                             46,100               2,002
   Disney (Walt) Co.                                      42,500               1,310
   Fox Entertainment Group*                               70,400               1,896
----------------------------------------------------------------------------------------
                                                                               5,972

BUILDING & CONSTRUCTION 1.72%
   Lafarge Corp.                                          46,500               1,648
   Masco Corp.                                           303,000               8,749
   Vulcan Materials Co.                                   36,200               1,747
----------------------------------------------------------------------------------------
                                                                              12,144

See notes to the financial statements.
20

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
GROWTH FUND
JUNE 30, 1999

COMMON STOCK
  (CONTINUED)

BUSINESS SERVICES 0.39%
                                                        NUMBER OF             MARKET
                                                          SHARES              (000)
   Automatic Data Processing, Inc.                        33,400           $   1,470
   Dun & Bradstreet Corp.                                 36,200               1,283
-----------------------------------------------------------------------------------------
                                                                               2,753

CHEMICALS 1.63%
   Dow Chemical Co.                                       19,500               2,474
   DuPont (E.I.) de Nemours & Co.                         49,700               3,395
   Praxair, Inc.                                          83,300               4,076
   Rohm & Haas Co.                                        36,300               1,556
-----------------------------------------------------------------------------------------
                                                                              11,501

COMMUNICATION SERVICES/EQUIPMENT 8.55%
   Ameritech Corp.                                        76,900               5,652
   AT&T Corp.                                            114,600               6,396
   Bell Atlantic Corp.                                   114,500               7,485
   BellSouth Corp.                                       104,500               4,898
   Corning Inc.                                          190,400              13,352
   Lucent Technologies, Inc.                              68,500               4,619
   MCI WorldCom, Inc.*                                   126,600              10,888
   Motorola, Inc.                                          9,700                 919
   SBC Communications, Inc.                               51,200               2,970
   Tellabs, Inc.*                                         37,200               2,513
   U S West, Inc.                                         12,300                 723
-----------------------------------------------------------------------------------------
                                                                              60,415

COMPUTER SOFTWARE/SERVICES 14.37%
   Ceridian Corp.*                                        38,600               1,262
   Cisco Systems, Inc.*                                   44,600               2,874
   Compaq Computer Corp.                                  27,300                 637
   Computer Sciences Corp.*                               53,200               3,681
   Compuware Corp.*                                      298,000               9,461
   DST Systems, Inc.*                                     36,200               2,276
   Electronic Data Systems Corp.                         241,100              13,637
   EMC Corp.*                                             11,000                 605
   First Data Corp.                                      244,400              11,960
   Hewlett-Packard Co.                                    76,700               7,708
   Internationl Business Machines Corp.                  112,000              14,476
   Lexmark Int'l Group, Inc.- A*                          20,600               1,361
   Microsoft Corp.*                                       71,400               6,435
   NCR Corp.*                                             27,300               1,333
   Siebel Systems, Inc.*                                  36,900               2,445
   Xerox Corp.                                           361,800              21,369
-----------------------------------------------------------------------------------------
                                                                             101,520

CONSUMER PRODUCTS 2.96%
   Colgate-Palmolive Co.                                   7,000                 691
   Fortune Brands, Inc.                                   27,900               1,154
   Newell Rubbermaid, Inc.                               102,100               4,748
   Phillip Morris Cos., Inc.                             282,000              11,333
   Procter & Gamble Co. (The)                             22,100               1,972
   Ralston Purina Co.                                     35,300               1,074
-----------------------------------------------------------------------------------------
                                                                              20,972

ELECTRONIC EQUIPMENT/SERVICES 1.93%
   Analog Devices, Inc.*                                  20,100               1,009
   Eastman Kodak Co.                                      16,900               1,145
   Intel Corp.                                           134,800               8,012

See notes to the financial statements.
21

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
STATEMENT OF INVESTMENTS (CONTINUED)
GROWTH FUND
JUNE 30, 1999

COMMON STOCK
  (CONTINUED)
                                                          NUMBER OF             MARKET
                                                          SHARES                (000)
   Lam Research Corp.*                                    29,900            $  1,394
   Micron Technology, Inc.*                               14,100                 568
   Texas Instruments, Inc.                                10,300               1,494
----------------------------------------------------------------------------------------
                                                                              13,622

ENERGY 5.15%
   BP Amoco PLC (ADR)                                     14,500               1,573
   Chevron Corp.                                          58,300               5,549
   Enron Oil & Gas Corp.                                  26,200               2,142
   Exxon Corp.                                           177,400              13,682
   Halliburton Co.                                        34,100               1,543
   Mobil Corp.                                            32,900               3,257
   Royal Dutch Petroleum Co.                             142,900               8,610
----------------------------------------------------------------------------------------
                                                                              36,356

ENTERTAINMENT 0.53%
   Mattel, Inc.                                          141,100               3,730

FOOD & BEVERAGE 0.89%
   Anheuser- Busch Cos., Inc.                             15,000               1,064
   Coca-Cola Co. (The)                                    12,000                 750
   IBP, Inc.                                              31,500                 748
   McDonald's Corp.                                       18,600                 768
   PepsiCo, Inc.                                          16,500                 638
   Sara Lee Corp.                                         65,900               1,495
   Tyson Foods, Inc.- A                                   35,200                 792
----------------------------------------------------------------------------------------
                                                                               6,255

HEALTH CARE/PHARMACEUTICALS 5.67%
   Abbott Laboratories                                    35,800               1,629
   American Home Products Corp.                           42,000               2,415
   Amgen, Inc.*                                           26,900               1,636
   Baxter International, Inc.                            136,300               8,263
   Bristol-Myers Squibb Co.                               23,000               1,620
   Cardinal Health, Inc.                                  12,000                 769
   Columbia/HCA Healthcare Corp.                          54,100               1,234
   Convance, Inc.*                                        76,200               1,824
   Johnson & Johnson                                      15,000               1,470
   Lilly (Eli) & Co.                                      52,700               3,775
   Merck & Co., Inc.                                      27,900               2,065
   Pfizer, Inc.                                           11,100               1,218
   Pharmacia & Upjohn, Inc.                               44,000               2,500
   Schering-Plough Corp.                                  27,500               1,458
   United Healthcare Corp.                                97,100               6,081
   Warner-Lambert Co.                                     30,600               2,123
----------------------------------------------------------------------------------------
                                                                              40,080

INSURANCE 8.34%
   ACE Ltd.                                               40,000               1,130
   Aetna, Inc.                                           144,500              12,924
   Allstate Corp.                                        131,900               4,732
   AMBAC Financial Group                                  72,500               4,142
   American Int'l Group, Inc.                             19,500               2,283
   Aon Corp.                                             245,700              10,135
   CIGNA Corp.                                           117,900              10,493
   Jefferson Pilot Corp.                                  45,000               2,978
   Lincoln National Corp.                                 32,800               1,716
   Marsh & McLennan Cos., Inc.                            35,000               2,642

See notes to the financial statements.
22

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
STATEMENT OF INVESTMENTS (CONTINUED)
GROWTH FUND
JUNE 30, 1999

COMMON STOCK
  (CONTINUED)
                                                        NUMBER OF             MARKET
                                                          SHARES              (000)
   MGIC Investment Corp.                                  36,800           $   1,789
   Old Republic Int'l Corp.                              126,400               2,188
   XL Capital Ltd.- A                                     31,800               1,797
----------------------------------------------------------------------------------------
                                                                              58,949

MANUFACTURING 2.60%
   Caterpillar, Inc.                                      30,300               1,818
   Deere & Co.                                            29,600               1,173
   General Electric Co.                                   40,900               4,622
   Illinois Tool Works, Inc.                              33,700               2,763
   Ingersoll-Rand Co.                                     24,000               1,551
   Maytag Corp.                                           23,100               1,610
   Tyco Int'l Ltd.                                        50,900               4,823
----------------------------------------------------------------------------------------
                                                                              18,360

METALS & MINING 0.57%
   Aluminum Co. of America                                48,500               3,001
   AK Steel Holding Corp.                                 45,600               1,026
----------------------------------------------------------------------------------------
                                                                               4,027

PAPER & FOREST PRODUCTS 2.07%
   Champion Int'l Corp.                                   35,300               1,690
   Georgia-Pacific Corp.                                  50,000               2,369
   International Paper Co.                                25,800               1,303
   Kimberly-Clark Corp.                                  141,400               8,060
   Louisana-Pacific Corp.                                 51,900               1,233
----------------------------------------------------------------------------------------
                                                                              14,655

PRINTING/PUBLISHING 0.98%
   Gannett, Inc.                                          74,300               5,303
   Tribune Co.                                            18,700               1,629
----------------------------------------------------------------------------------------
                                                                               6,932

RETAIL/SPECIALTY 2.46%
   Dayton Hudson Corp.                                    26,600               1,729
   Federated Department Stores, Inc.*                     32,900               1,742
   Limited, Inc. (The)                                    54,900               2,491
   May Department Stores Co. (The)                        80,700               3,299
   Safeway, Inc.*                                         19,600                 970
   TJX Cos., Inc.                                         75,600               2,518
   Wal-Mart Stores, Inc.                                  69,000               3,329
   VF Corp.                                               29,700               1,270
----------------------------------------------------------------------------------------
                                                                              17,348

TRANSPORTATION 6.14%
   AMR Corp.*                                             22,500               1,536
   Alaska Air Group, Inc.*                                27,200               1,136
   Burlington Northern Santa Fe                          486,000              15,066
   CSX Corp.                                               8,600                 390
   Delta Air Lines, Inc.                                  22,800               1,314
   FDX Corp.*                                            296,700              16,096
   Norfolk Southern Corp.                                164,500               4,956
   Union Pacific Corp.                                    49,900               2,910
----------------------------------------------------------------------------------------
                                                                              43,404

UTILITIES 4.85%
   Central & South West Corp.                             39,700                 928
   Coastal Corp.                                          94,300               3,772

See notes to the financial statements.
23

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONCLUDED)
GROWTH FUND
JUNE 30, 1999

 COMMON STOCK
  (CONCLUDED)


                                                        NUMBER OF             MARKET
                                                          SHARES              (000)
   Consolidated Edison, Inc.                              42,700          $    1,932
   Dominion Resources, Inc. (Va)                          24,400               1,057
   DTE Energy Co.                                         41,400               1,656
   El Paso Energy Corp.                                   36,900               1,298
   Energy East Corp.                                      50,400               1,310
   Entergy Corp.                                         254,300               7,947
   FPL Group, Inc.                                        40,600               2,218
   GPU, Inc.                                              78,900               3,329
   National Fuel Gas Co.                                  45,300               2,197
   Pinnacle West Capital Corp.                            80,900               3,256
   Southern Co.                                           91,300               2,419
   Texas Utilities Co.                                    23,700                 978
----------------------------------------------------------------------------------------
                                                                              34,297

----------------------------------------------------------------------------------------
TOTAL COMMON STOCK 97.59%                                                    689,590
   (Cost $617,229)
----------------------------------------------------------------------------------------

PREFERRED STOCK

CHEMICALS 0.07%
   Monsanto Co.                                           11,600                 465
   (Cost $549)
----------------------------------------------------------------------------------------

TOTAL COMMON AND PREFERRED STOCK 97.66%                                      690,055
   (Cost $617,778)
----------------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)
SHORT-TERM
INVESTMENTS


   State Street Bank and Trust - Repurchase Agreement
   4.25%, 07/01/99, (secured by $8,703
   US Treasury Bond, 6.75%, 08/15/26)                   $  8,528          $    8,528

   Swiss Bank - Repurchase Agreement
   4.80%, 07/01/99, (secured by $261
   US Treasury Bond, 6.00%, 02/15/26)                        255                 255

   State Street Global Advisers - Money Market
   4.563%                                                  2,582               2,582
----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS 1.61%                        11,365              11,365
   (Cost $11,365)
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS 99.27%                                                     701,420
   (Cost $629,143)

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES  0.73%                                                5,158
----------------------------------------------------------------------------------------

NET ASSETS 100.00%                                                          $706,578
========================================================================================


* Non-income producing during the six months ended June 30, 1999 as this security did not pay dividends. See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
PIE CHART:
MUNICIPAL BONDS 1.6%
U.S. & FOREIGN CORPORATE BOND/NOTES 17.9%
U.S. & FOREIGN GOVERNMENT & AGENCY OBLIGATIONS 17.8%
COMMON STOCK 59.5%
CASH & OTHER NET ASSETS 3.2%

STATEMENT OF INVESTMENTS
BALANCED FUND
JUNE 30, 1999

COMMON STOCK

                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

AEROSPACE/DEFENSE 2.82%
   AlliedSignal, Inc.                                     23,000             $ 1,449
   Lockheed Martin Corp.                                 116,000               4,321
   Raytheon Co.- B                                        74,800               5,264
   United Technologies Corp.                              20,600               1,477
----------------------------------------------------------------------------------------
                                                                              12,511

AUTOMOTIVE 1.25%
   Dana Corp.                                             17,600                 811
   Delphi Automotive Systems Corp.                        52,100                 967
   Eaton Corp.                                             9,300                 856
   Ford Motor Co.                                         51,700               2,918
----------------------------------------------------------------------------------------
                                                                               5,552

BANKS/FINANCIAL SERVICES 11.13%
   Associates First Capital Corp.- A                      21,200                 939
   Bank of America Corp.                                  48,700               3,570
   BankBoston Corp.                                       20,100               1,028
   Bear Stearns Cos., Inc.                                 8,900                 416
   Chase Manhattan Corp.                                  69,700               6,038
   Citigroup, Inc.                                       110,720               5,259
   Comerica, Inc.                                         26,800               1,593
   Federal National Mortgage Association                  32,200               2,202
   Financial Security Assurance Hldgs Ltd.                16,900                 879
   First Union Corp.                                      30,700               1,443
   Firstar Corp.                                          56,100               1,571
   Fleet Financial Group, Inc.                            90,900               4,034
   Golden West Financial Corp.                             8,900                 872
   Household Int'l, Inc.                                  59,800               2,833
   KeyCorp                                                39,400               1,266
   MBNA Corp.                                             29,600                 906
   Merrill Lynch & Co., Inc.                               2,800                 224
   Morgan Stanley Dean Witter Co.                         18,600               1,907
   National City Corp.                                    31,800               2,083
   PNC Bank Corp.                                         44,100               2,541
   Providian Financial Corp.                               4,900                 458
   Schwab (Charles) Corp.                                  5,500                 604
   Southtrust Corp.                                       25,200                 965
   US Bancorp                                             67,600               2,298
   Wachovia Corp.                                          8,200                 702
   Wells Fargo & Co.                                      64,400               2,753
----------------------------------------------------------------------------------------
                                                                              49,384

BROADCASTING & MEDIA 0.51%
   AT&T Corp. - Liberty Media Group- A*                    7,600                 279
   CBS Corp.*                                             17,800                 773
   Disney (Walt) Co.                                      15,000                 462
   Fox Entertainment Group*                               27,100                 730
----------------------------------------------------------------------------------------
                                                                               2,244

BUILDING & CONSTRUCTION 1.04%
   Lafarge Corp.                                          17,900                 634
   Masco Corp.                                           115,200               3,326
   Vulcan Materials Co.                                   14,000                 676
----------------------------------------------------------------------------------------
                                                                               4,636
BUSINESS SERVICES 0.24%
   Automatic Data Processing, Inc.                        12,700                 559
   Dun & Bradstreet Corp.                                 14,000                 496
----------------------------------------------------------------------------------------
                                                                               1,055

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

COMMON STOCK
  (CONTINUED)


                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

CHEMICALS 0.99%
   Dow Chemical Co.                                        7,500            $    952
   DuPont (E.I.) de Nemours & Co.                         18,800               1,284
   Praxair, Inc.                                          31,700               1,551
   Rohm & Haas Co.                                        14,000                 600
----------------------------------------------------------------------------------------
                                                                               4,387

COMMUNICATION SERVICES/EQUIPMENT 5.19%
   American Mobile Satellite Corp. (warrants)                 25                   1
   Ameritech Corp.                                        29,600               2,176
   AT&T Corp.                                             41,800               2,333
   Bell Atlantic Corp.                                    48,548               3,174
   BellSouth Corp.                                        40,300               1,889
   Corning, Inc.                                          72,400               5,077
   Lucent Technologies, Inc.                              23,800               1,605
   KMC Telecom Holdings, Inc. (warrants)                     475                   1
   MCI WorldCom, Inc.*                                    47,900               4,119
   Motorola, Inc.                                          3,600                 341
   SBC Communications, Inc.                               17,900               1,038
   Tellabs, Inc.*                                         14,500                 980
   U S West, Inc.                                          4,800                 282
----------------------------------------------------------------------------------------
                                                                              23,016

COMPUTER SOFTWARE/SERVICES 8.80%
   Ceridian Corp.*                                        14,900                 487
   Cisco Systems, Inc.*                                   16,400               1,057
   Compaq Computer Corp.                                  10,400                 242
   Computer Sciences Corp.*                               20,700               1,432
   Compuware Corp.*                                      119,800               3,804
   DST Systems, Inc.*                                     14,000                 880
   Electronic Data Systems Corp.                          91,700               5,187
   EMC Corp.*                                              4,400                 242
   First Data Corp.                                       92,100               4,507
   Hewlett-Packard Co.                                    29,200               2,935
   International Business Machines Corp.                  43,300               5,597
   Lexmark Int'l Group, Inc.- A*                           8,000                 529
   Microsoft Corp.*                                       27,500               2,478
   NCR Corp.*                                             10,600                 517
   Siebel Systems, Inc.*                                  14,200                 941
   Xerox Corp.                                           138,700               8,192
----------------------------------------------------------------------------------------
                                                                              39,027

CONSUMER PRODUCTS 1.80%
   Colgate-Palmolive Co.                                   3,400                 336
   Fortune Brands, Inc.                                   10,800                 447
   Newell Rubbermaid, Inc.                                37,900               1,762
   Phillip Morris Cos., Inc.                             104,900               4,216
   Procter & Gamble Co. (The)                              9,200                 821
   Ralston Purina Co.                                     13,600                 414
----------------------------------------------------------------------------------------
                                                                               7,996

ELECTRONIC EQUIPMENT/SERVICES 1.25%
   Analog Devices, Inc.*                                   7,600                 381
   Eastman Kodak Co.                                       6,600                 447
   Intel Corp.                                            52,600               3,126
   Lam Research Corp.*                                    11,500                 536
   Micron Technology, Inc.*                                5,300                 214
   Texas Instruments, Inc.                                 5,800                 841
----------------------------------------------------------------------------------------
                                                                              5,545


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

COMMON STOCK
  (CONTINUED)


ENERGY 3.15%
                                                        NUMBER OF             MARKET
                                                          SHARES              (000)
   BP Amoco PLC (ADR)                                      5,600            $    608
   Chevron Corp.                                          22,200               2,113
   Enron Oil & Gas Corp.                                  10,100                 826
   Exxon Corp.                                            68,900               5,314
   Halliburton Co.                                        12,200                 552
   Mobil Corp.                                            12,700               1,257
   Royal Dutch Petroleum Co.                              54,700               3,296
----------------------------------------------------------------------------------------
                                                                              13,966

ENTERTAINMENT 0.32%
   Mattel, Inc.                                           53,600               1,417

FOOD & BEVERAGE 0.57%
   Anheuser-Busch Cos., Inc.                               7,000                 497
   Coca-Cola Co. (The)                                     4,600                 288
   IBP, Inc.                                              12,200                 290
   McDonald's Corp.                                        7,000                 289
   PepsiCo, Inc.                                           7,800                 302
   Sara Lee Corp.                                         25,100                 569
   Tyson Foods, Inc.- A                                   13,600                 306
----------------------------------------------------------------------------------------
                                                                               2,541

HEALTH CARE/PHARMACEUTICALS 3.44%
   Abbott Laboratories                                    14,100                 642
   American Home Products Corp.                           16,600                 955
   Amgen, Inc.*                                           10,400                 632
   Baxter International, Inc.                             52,600               3,189
   Bristol-Myers Squibb Co.                                8,300                 585
   Cardinal Health, Inc.                                   4,500                 289
   Columbia/HCA Healthcare Corp.                          29,900                 682
   Covance, Inc.*                                         29,000                 694
   Johnson & Johnson                                       5,000                 490
   Lilly (Eli) & Co.                                      20,000               1,433
   Merck & Co., Inc.                                      10,200                 755
   Pfizer, Inc.                                            4,000                 439
   Pharmacia & Upjohn, Inc.                               15,600                 886
   Schering-Plough Corp.                                  10,700                 567
   United Healthcare Corp.                                36,900               2,311
   Warner-Lambert Co.                                     10,100                 701
----------------------------------------------------------------------------------------
                                                                              15,250

INSURANCE 4.97%
   ACE Ltd.                                               16,100                 455
   Aetna, Inc.                                            54,900               4,910
   Allstate Corp.                                         50,900               1,826
   AMBAC Financial Group                                  28,100               1,605
   American Int'l Group, Inc.                              7,100                 831
   Aon Corp.                                              93,450               3,855
   CIGNA Corp.                                            48,800               3,987
   Jefferson Pilot Corp.                                  17,300               1,145
   Lincoln National Corp.                                 12,800                 670
   Marsh & McLennan Cos., Inc.                             6,800                 513
   MGIC Investment Corp.                                  14,200                 690
   Old Republic Int'l Corp.                               48,700                 843
   XL Capital Ltd.- A                                     12,300                 695
----------------------------------------------------------------------------------------
                                                                              22,025

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

COMMON STOCK
  (CONTINUED)

                                                        NUMBER OF            MARKET
                                                         SHARES               (000)


MANUFACTURING 1.58%
   Caterpillar, Inc.                                      11,700             $   702
   Deere & Co.                                            10,300                 408
   General Electric Co.                                   15,400               1,740
   Illinois Tool Works, Inc.                              12,800               1,050
   Ingersoll-Rand Co.                                      9,300                 601
   Maytag Corp.                                            8,900                 620
   Tyco Int'l Ltd.                                        19,700               1,867
----------------------------------------------------------------------------------------
                                                                               6,988

METALS & MINING 0.35%
   Aluminum Co. of America                                18,800               1,163
   AK Steel Holding Corp.                                 17,600                 396
----------------------------------------------------------------------------------------
                                                                               1,559

PAPER & FOREST PRODUCTS  1.26%
   Champion Int'l Corp.                                   13,600                 651
   Georgia-Pacific Corp.                                  19,200                 910
   International Paper Co.                                 9,900                 500
   Kimberly-Clark Corp.                                   53,700               3,061
   Louisana-Pacific Corp.                                 20,100                 477
----------------------------------------------------------------------------------------
                                                                               5,599

PRINTING/PUBLISHING 0.60%
   Gannett, Inc.                                          28,700               2,048
   Tribune Co.                                             7,200                 627
----------------------------------------------------------------------------------------
                                                                               2,675

RETAIL/SPECIALTY 1.53%
   Dayton Hudson Corp.                                    11,300                 735
   Federated Department Stores, Inc.*                     12,700                 672
   Limited, Inc. (The)                                    21,200                 962
   May Department Stores Co. (The)                        33,300               1,361
   Safeway, Inc.*                                          7,500                 371
   TJX Cos., Inc.                                         29,100                 969
   Wal-Mart Stores, Inc.                                  25,200               1,216
   VF Corp.                                               11,400                 487
----------------------------------------------------------------------------------------
                                                                               6,773

TRANSPORTATION 3.74%
   AMR Corp.*                                              8,000                 546
   Alaska Air Group, Inc.*                                10,500                 438
   Burlington Northern Santa Fe                          184,800               5,729
   CSX Corp.                                               5,400                 245
   Delta Air Lines, Inc.                                   8,800                 507
   FDX Corp.*                                            112,800               6,119
   Norfolk Southern Corp.                                 63,100               1,901
   Union Pacific Corp.                                    19,300               1,125
----------------------------------------------------------------------------------------
                                                                              16,610

UTILITIES 2.98%
   Central & South West Corp.                             15,300                 358
   Coastal Corp.                                          36,400               1,456
   Consolidated Edison, Inc.                              16,600                 751
   Dominion Resources, Inc. (Va)                           8,700                 377
   DTE Energy Co.                                         15,900                 636
   El Paso Energy Corp.                                   14,300                 503
   Energy East Corp.                                      19,500                 507
   Entergy Corp.                                          96,700               3,022

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        NUMBER OF            MARKET
                                                         SHARES               (000)
COMMON STOCK
  (CONCLUDED)

   FPL Group, Inc.                                        15,600           $     852
   GPU, Inc.                                              30,200               1,274
   National Fuel Gas Co.                                  17,700                 858
   Pinnacle West Capital Corp.                            33,000               1,328
   Southern Co.                                           35,200                 933
   Texas Utilities Co.                                     8,900                 367
----------------------------------------------------------------------------------------
                                                                              13,222

TOTAL COMMON STOCK 59.51%                                                    263,978
   (Cost $235,797)
----------------------------------------------------------------------------------------
PREFERRED STOCK

CHEMICAL 0.04%
   Monsanto Co.                                            4,300                 173
   (Cost $203)
----------------------------------------------------------------------------------------

TOTAL COMMON AND PREFERRED STOCK 59.55%                                      264,151
   (Cost $236,000)

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

----------------------------------------------------------------------------------------
U.S. AND FOREIGN
GOVERNMENT AND
AGENCY OBLIGATIONS

TREASURY BONDS/NOTES
   10.375%, 11/15/09                                   $   6,000            $  7,166
   12.00%, 08/15/13                                       10,000              14,041

FEDERAL HOME LOAN BANKS
    5.905%, 03/27/08                                       1,000                 961

FEDERAL NATIONAL MORTGAGE ASSOCIATION
    6.42%, 02/27/08                                        1,500               1,446
    6.50%, 04/25/08                                        1,800               1,740
    6.60%, 05/01/08                                        1,500               1,456
    6.46%, 06/26/08                                        1,000                 964
    6.36%, 08/14/08                                        1,215               1,165

FEDERAL HOME LOAN MORTGAGE CORPORATION
   (MORTGAGE BACKED SECURITIES)
    9.50%, 08/01/01                                            3                   3
    9.50%, 09/01/01                                            2                   2
    9.50%, 10/01/01                                            9                   9
    9.25%, 11/01/02                                           18                  19
    8.25%, 10/01/07                                           40                  41
    8.25%, 11/01/07                                           39                  40
    8.75%, 05/01/08                                           27                  28
    8.50%, 08/01/08                                           30                  31
    9.00%, 09/01/08                                           42                  44
    8.00%, 09/01/09                                           35                  36
    8.00%, 04/01/10                                           42                  43
    7.00%, 09/01/10                                           12                  12
    7.00%, 10/01/10                                           75                  76
    7.00%, 12/01/10                                           69                  70
    7.00%, 01/01/11                                        1,353               1,362
    7.00%, 02/01/11                                        1,813               1,823
    7.00%, 03/01/11                                        3,141               3,155
    7.00%, 04/01/11                                        1,116               1,121
    7.00%, 07/01/11                                          770                 773
    6.00%, 08/01/12                                           88                  85

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

U.S. AND FOREIGN
GOVERNMENT AND
AGENCY OBLIGATIONS
  (CONTINUED)

                                                          PRINCIPAL
                                                           AMOUNT             MARKET
                                                            (000)              (000)
    6.00%, 09/01/12                                    $      73            $     70
    6.00%, 01/01/13                                           33                  32
    6.00%, 02/01/13                                          822                 795
    6.00%, 06/01/13                                          120                 116
    6.00%, 10/01/13                                          810                 783
    6.00%, 11/01/13                                          888                 859
    6.50%, 05/01/14                                        2,486               2,455
    6.50%, 06/01/14                                          997                 984

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE BACKED SECURITIES)
    7.043%, 07/01/06                                         872                 893
    6.85%, 10/01/07                                        1,693               1,707
    6.62%, 12/01/07                                          404                 402
    6.44%, 01/01/08                                          591                 582
    6.50%, 01/01/08                                          123                 122
    6.51%, 01/01/08                                           84                  83
    6.58%, 01/01/08                                          103                 102
    6.62%, 01/01/08                                           59                  59
    6.47%, 02/01/08                                          444                 438
    6.265%, 06/01/08                                         198                 193
    6.34%, 06/01/08                                          238                 232
    6.42%, 06/01/08                                          297                 292
    6.23%, 07/01/08                                          198                 192
    6.25%, 07/01/08                                          990                 963
    6.31%, 07/01/08                                          139                 135
    6.21%, 08/01/08                                          962                 934
    5.845%, 01/01/09                                         403                 381
    5.98%, 01/01/09                                          337                 321
    8.75%, 02/01/10                                          222                 233
    6.50%, 11/01/12                                        1,390               1,371
   10.25%, 07/01/13                                            6                   7
    8.00%, 08/01/14                                          772                 797
    8.50%, 09/01/14                                          287                 301
    8.50%, 01/01/15                                          171                 179
    8.50%, 03/01/15                                          251                 263
    6.00%, 06/01/18                                        1,892               1,801
    6.00%, 12/01/18                                          296                 281
    6.00%, 01/01/19                                          296                 282
    7.50%, 10/01/22                                          522                 528
    7.50%, 07/01/23                                          225                 228

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE BACKED SECURITIES)
   11.00%, 12/15/00                                           10                  10
    9.50%, 08/20/01                                           11                  11
    9.50%, 10/20/01                                           15                  16
    9.50%, 07/20/02                                           16                  17
    9.50%, 12/20/02                                           17                  17
    9.50%, 01/20/03                                           14                  14
    9.50%, 02/20/03                                           17                  18
    9.50%, 05/20/03                                           28                  29
    9.50%, 08/20/03                                           16                  17
    9.50%, 09/20/03                                           48                  50
    9.50%, 11/20/03                                           20                  21
    9.50%, 09/20/04                                           10                  10

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

U.S. AND FOREIGN
GOVERNMENT AND
AGENCY OBLIGATIONS
  (CONCLUDED)

                                                          PRINCIPAL
                                                           AMOUNT             MARKET
                                                            (000)              (000)
    8.25%, 05/15/06                                      $    70             $    72
    8.50%, 01/15/20                                           26                  27
    8.50%, 02/15/21                                          104                 109
    8.50%, 06/15/21                                           73                  77
    8.50%, 08/15/21                                           14                  15
    8.00%, 05/20/22                                          262                 269
    7.50%, 01/15/23                                          906                 916
    7.50%, 02/15/23                                           36                  37
    8.50%, 04/15/23                                          141                 148
    7.50%, 05/15/23                                        1,199               1,213
    7.50%, 06/15/23                                        1,222               1,235
    7.50%, 08/15/23                                          603                 609
    7.50%, 09/15/23                                          283                 286
    7.50%, 11/15/23                                          844                 853
    7.50%, 12/15/23                                        3,579               3,626
    7.50%, 03/15/28                                           69                  66
    6.50%, 04/15/28                                        1,119               1,077
    6.50%, 06/15/28                                          517                 493
    6.50%, 07/15/28                                          300                 288
    6.50%, 08/15/28                                          717                 691
    6.50%, 10/15/28                                          672                 646
    6.50%, 01/15/29                                        2,342               2,269
    6.50%, 02/15/29                                          302                 290

COLLATERALIZED MORTGAGE OBLIGATION
   (PLANNED AMORTIZATION CLASS)(NOTE 3)
   GE Cap Mortgage Services Inc.
      6.00%, 04/25/09                                      1,000                 971
    FNMA 1993-182 Class H
      5.00%, 09/25/23                                      1,709               1,616
    FNMA 1994-19 Class B
      5.00%, 01/25/24                                      1,538               1,458

FOREIGN (U.S. DOLLAR DENOMINATED)
    SCL Term Aereo Santiago**
      6.95%, 07/01/12                                      1,500               1,397
----------------------------------------------------------------------------------------

TOTAL U.S. AND FOREIGN GOVERNMENT AND
   AGENCY OBLIGATIONS 17.83%
    (Cost $80,982)                                        74,802              79,092

----------------------------------------------------------------------------------------
MUNICIPAL BONDS

   California Hsg Fin Agy Rev
      8.16%, 02/01/28                                      1,105               1,142
   Denver CO City & County Sch. Dist.
      6.79%, 12/15/08                                        930                 934
    Horry Cnty SC Arpt Rev
      7.38%, 07/01/12                                      1,450               1,477
    Ohio State Taxable Dev Assistance
      7.60%, 10/01/16                                      1,250               1,269
    Oxnard CA Un High Sch Dist
      7.78%, 08/01/17                                      1,000               1,020
    San Bernardino County
      7.09%, 08/01/11                                      1,000               1,014
----------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS 1.55%
    (Cost $7,020)                                         $6,735              $6,856

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

----------------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES


    Advanced Micro Devices, Inc.
     11.00%, 08/01/03                                    $   435             $   439
    Abraxas Petrolem Corp.
     11.50%, 11/01/04                                        200                 127
    Accuride Corp.
      9.25%, 02/01/08                                        300                 292
    AK Steel Corp.
      9.125%, 12/15/06                                       250                 256
    AK Steel Corp.**
      7.875%, 2/15/09                                         80                  77
    Akzo Nobel N.V.**
      6.00%, 11/15/03                                      1,430               1,386
    Alaris Med Inc. =
      0.00%, 08/01/08                                        375                 203
    Allbritton Communication Co.
      9.75%, 11/30/07                                        200                 202
    Allbritton Communication Co.
      8.875%, 02/01/08                                       325                 313
   Allied Waste
      7.625%, 01/01/06                                        45                 134
    AMC Entertainment, Inc.**
      9.50%, 03/15/09                                        300                 285
    AMC Entertainment, Inc.
      9.50%, 02/01/11                                        100                  94
    American Media Operations, Inc.**
     10.25%, 05/01/09                                        150                 151
   American Pad & Paper Co.
     13.00%, 11/15/05                                        160                 100
   American Standard, Inc.
      7.625%, 02/15/10                                        70                  65
    Amphenol Corp.
      9.875%, 05/15/07                                       250                 259
    AMR Corp.
      9.00%, 09/15/16                                      1,550               1,723
    Amresco, Inc.
      9.875%, 06/17/29                                       300                 231
    AMSC Acquistion, Inc.
     12.25%, 03/31/08                                         75                  57
    Arcadia Financial Ltd.
     11.50%, 03/15/07                                         25                  22
    ARCO Chemical Co.
      9.80%, 02/01/20                                        200                 195
    Armco, Inc.
      9.00%, 09/15/07                                        275                 284
    Armco, Inc.
      8.875%, 12/01/08                                       100                 102
    Associates Corp. North America
      7.95%, 02/15/10                                      1,500               1,610
    Aurora Foods, Inc.
      9.875%, 02/15/07                                       100                 103
    Aztar Corp.**
      8.875%, 05/15/07                                       275                 263
    B & G Foods Incications Corp.
      9.625%, 08/01/07                                       225                 212

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONTINUED)

    Banponce Corp.
      6.75%, 12/15/05                                   $  1,760            $  1,697
    Bayou Steel Corp.
      9.50%, 05/15/08                                        100                  97
    Bell Sports, Inc.
     11.00%, 08/15/08                                        250                 249
    Benedek Communications Corp. =
      0.00%, 05/15/06                                        185                 154
    Beverly Enterprises
      9.00%, 02/15/06                                        100                 100
    Big Flower Press Holding, Inc.
      8.875%, 07/01/07                                        50                  48
    Boise Cascade Office Products Co.
      7.05%, 05/15/05                                      1,600               1,523
    Bresnan Communications Group** =
      0.00%, 02/01/09                                        100                  65
    BTI Telecom Corp.
     10.50%, 09/15/07                                        400                 344
    Century Communications Corp. =
      0.00%, 01/15/08                                        800                 352
    Chancellor Media Corp.
      9.375%, 10/01/04                                       170                 173
    Charter Communications Holdings**
      8.625%, 04/01/09                                       400                 384
    Chevy Chase Bank F.S.B.
      9.25%, 12/01/08                                        150                 152
   Chiquita Brands Int'l, Inc.
     10.00%, 06/15/09                                        200                 199
    Classic Cable, Inc.**
      9.875%, 08/01/08                                       175                 181
    Columbia/HCA Healthcare Corp.
      7.25%, 05/20/08                                        175                 159
    Comcast Corp.
      9.375%, 05/15/05                                       100                 106
    Commercial Credit Group, Inc.
     10.00%, 05/15/09                                      1,021               1,230
    Computer Association Int'l, Inc.
      6.50%, 04/15/08                                      2,000               1,856
    Concentric Network Corp.
     12.75%, 12/15/07                                        325                 340
    Conseco, Inc.
      6.80%, 06/15/05                                      1,300               1,223
    Container Corp. of America
      9.75%, 04/01/03                                        170                 176
    Cross Timbers Oil Co.
      9.25%, 04/01/07                                        150                 148
    Crown Castle Int'l Corp. =
      0.00%, 11/15/07                                        150                 104
    CSC Holdings, Inc.
      9.25%, 11/01/05                                        150                 157
    Decision One Holdings Corp.
      9.75%, 08/01/07                                        200                  10
    Del Monte Foods Co. =
      0.00%, 12/15/07                                        163                 120
    Delta Air Lines, Inc.
     10.125%, 05/15/10                                       886               1,051

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONTINUED)

    Delta Air Lines, Inc.
      9.75%, 05/15/21                                    $   412             $   488
    Dime Capital Trust
      9.33%, 05/06/27                                      1,500               1,560
    Duane Reade, Inc.
      9.25%, 12/15/08                                        500                 519
    Dura Operating Corp.**
      9.00%, 05/01/09                                         85                  81
    e. spire Communications, Inc. =
      0.00%, 04/01/06                                        250                 130
    e. spire Communications, Inc. =
      0.00%, 07/01/08                                        400                 152
    EchoStar DBS Corp.**
      9.375%, 02/01/09                                       725                 738
    El Paso Energy Corp.
      6.75%, 05/15/09                                      1,500               1,441
    Emmis Communications Corp.**
      8.125%, 03/15/09                                       135                 128
    Empresa Nacional de Electricid**
      8.50%, 04/01/09                                        650                 637
    Exodus Communications, Inc.
     11.25%, 07/01/08                                        250                 262
    Energy Corp of America
      9.50%, 05/15/07                                        425                 389
    Engle Homes, Inc.
      9.25%, 02/01/08                                        285                 265
    Fairchild Semiconductor Corp.
     10.125%, 03/15/07                                       450                 436
    Falcon Building Products, Inc. =
      0.00%, 06/15/07                                        500                 335
    Falcon Holdings Group LP =
      0.00%, 04/15/10                                        255                 178
    Falcon Holdings Group LP
      8.375%, 04/15/10                                       250                 247
    Farmers Ins. Exch.**
      8.625%, 05/01/24                                     1,500               1,629
    Federal-Mogul Co.
      8.80%, 04/15/07                                        200                 202
    First Republic Bank
      7.75%, 09/15/12                                      1,500               1,364
    Fisher Scientific Int'l, Inc.
      9.00%, 02/01/08                                        250                 237
    Fonda Group, Inc.
      9.50%, 03/01/07                                        250                 217
    Frontiervision Holding LP=
      0.00%, 09/15/07                                        225                 195
    Gaylord Container Corp.
      9.375%, 06/15/07                                       150                 140
    GCI, Inc.
      9.75%, 08/01/07                                        550                 550
    Globalstar Capital Corp.
     10.75%, 11/01/04                                        350                 231
    Granite Broadcasting Corp.
     10.375%, 05/15/05                                       150                 152
    Granite Broadcasting Corp.
      8.875%, 05/15/08                                       300                 291

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONTINUED)

    Grove Worldwide LLC
      9.25%, 05/01/08                                     $  210             $   153
    GST Networks FDG, Inc.**=
      0.00%, 05/01/08                                        250                 141
    GST Telecommunications, Inc.=
      0.00%, 11/15/07                                         60                  64
    Hammon, John Q Hotels
      8.875%, 02/15/04                                       250                 232
    Hayes Wheels Int'l, Inc.
      9.125%, 07/15/07                                       150                 151
    Heller Financial, Inc.
      5.625%, 03/15/00                                       730                 728
    Hollywood Casino Corp.**
     11.25%, 05/01/07                                        300                 302
    Hyperion Telecommunications, Inc.=
     13.00%, 04/15/03                                        120                  99
    Hyperion Telecommunications, Inc.
     12.25%, 09/01/04                                        200                 210
    ICI Wilmington, Inc.
      6.75%, 09/15/02                                      1,500               1,499
    Intermedia Communications, Inc.
      8.875%, 11/01/07                                       200                 187
    Intermedia Communications, Inc.
      8.50%, 01/15/08                                        350                 321
    Intermedia Communications, Inc.
      8.60%, 06/01/08                                        150                 138
    International Wire Group, Inc.
     11.75%, 06/01/05                                        100                 104
    Interpool, Inc.
      7.35%, 08/01/07                                      1,800               1,695
    Iridium Cap Corp.
     11.25%, 07/15/05                                        400                  78
    Iron Mountain, Inc.
      8.75%, 09/30/09                                        240                 233
    ITC Deltacom, Inc.
      8.875%, 03/01/08                                       100                  99
    ITC Deltacom, Inc.
      9.75%, 11/15/08                                         45                  46
    IXC Communications, Inc.
      9.00%, 04/15/08                                        275                 263
    JCAC, Inc.
     10.125%, 06/15/06                                       100                 109
    Johnstown America Inds., Inc.
     11.75%, 08/15/05                                        235                 249
    K & F Industries, Inc.
      9.25%, 10/15/07                                        425                 419
    Kaufman & Broad Home Corp.
      9.625%, 11/15/06                                       132                 137
    KMC Telecom Holdings, Inc.**=
      0.00%, 02/15/08                                        475                 261
    L-3 Communications Corp.
      8.50%, 05/15/08                                         50                  49
    L-3 Communications Corp.
      8.00%, 08/01/08                                         90                  85
    LDM Technologies, Inc.
     10.75%, 01/15/07                                        210                 208

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONTINUED)

    Level 3 Communications, Inc.
      9.125%, 05/01/08                                   $   175             $   172
    Liberty Financial Cos., Inc.
      6.75%, 11/15/08                                      1,205               1,168
    Life Point Hospital Holdings, Inc.**
     10.75%, 05/15/09                                        125                 127
    Lin Holdings Corp.=
      0.00%, 03/01/08                                        850                 561
    Loews Ciniplex Entertainment Corp.
      8.875%, 08/01/08                                       230                 220
    Lumberman's Mutual Casualty Co.**
      9.15%, 07/01/26                                      1,000               1,084
    Lyondell Chemical Co.**
      9.875%, 05/01/07                                       495                 504
    McLeodUSA, Inc.
      9.25%, 07/15/07                                         50                  50
    McLeodUSA, Inc.
      8.375%, 03/15/08                                       100                  94
    Mediq PRN Life Support Services
     11.00%, 05/01/06                                        250                 194
    MGC Communications, Inc.
     13.00%, 10/01/04                                        100                  93
    MJD Communications, Inc.
      9.50%, 05/01/08                                        100                  99
    Moog Inc.
     10.00%, 05/01/16                                        120                 125
    Morgan Stanley Group Inc.
      8.33%, 01/15/07                                      1,500               1,609
    Nash Finch Corp.
      8.50%, 05/01/08                                        250                 225
    NCNB Corp.
     10.20%, 07/15/15                                        350                 441
    Neenah Corp.**
     11.125%, 05/01/07                                       220                 216
    Newfield Exploration Co.
      7.45%, 10/15/07                                      1,550               1,458
    New World Pasta Co.**
      9.25%, 02/15/09                                         40                  39
    News America Holdings, Inc.
      8.00%, 10/17/16                                      2,000               2,031
    Nextel Communications, Inc.=
      0.00%, 10/31/07                                      1,100                 767
    NEXTLINK Communications, Inc.=
      0.00%, 04/15/08                                        615                 369
    NEXTLINK Communications, Inc.=
      0.00%, 06/01/09                                        185                 108
    Nortek, Inc.
      9.125%, 09/01/07                                       250                 247
    Nortek, Inc.**
      8.875%, 08/01/08                                        55                  54
    NRG Energy, Inc.
      7.50%, 06/15/07                                      1,550               1,535
    Numatics, Inc.
      9.625%, 04/01/08                                       200                 162
    Olympic Financial Ltd.
     11.50%, 03/15/07                                        100                  88

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONTINUED)

    Olympic Financial Ltd.
     11.50%, 03/15/07                                    $   100             $    86
    Owens & Minor, Inc.
     10.875%, 06/01/06                                       415                 445
    Packaging Corp. of America**
      9.625%, 04/01/09                                       125                 127
    Paging Network, Inc.
     10.125%, 08/01/07                                       375                 274
    Pierce Leahy Corp.
      9.125%, 07/15/07                                       250                 250
    Pioneer Americas Acquisition Corp.
      9.25%, 06/15/07                                        200                 164
    Plains Resources, Inc.
     10.25%, 03/15/06                                        200                 202
    P & L Coal Holdings Corp.
      9.625%, 05/15/08                                       650                 645
    PP & L Capital Funding, Inc.
      6.79%, 11/22/04                                      1,510               1,477
    Price Communications Wireless, Inc.
      9.125%, 12/15/06                                       150                 152
    Pride Petroleum Services, Inc.
      9.375%, 05/01/07                                       100                  99
    Primedia, Inc.
      7.625%, 04/01/08                                       200                 191
    PSINet, Inc.
     10.00%, 02/15/05                                        400                 402
    PSINet, Inc.
     11.50%, 11/01/08                                        125                 132
    Purina Mills, Inc.
      9.00%, 03/15/10                                        250                 188
    RBF Finance Co.**
     11.375%, 03/15/09                                       210                 217
    RCN Corp. =
      0.00%, 07/01/09                                        300                 185
    Republic NY Corp.
      9.30%, 06/01/21                                      1,700               1,980
    Resource America, Inc.
     12.00%, 08/01/04                                        120                 108
    Revlon Consumer Products Corp.
      8.625%, 02/01/08                                        50                  47
    Revlon Worldwide Parent =
      0.00%, 03/15/01                                        250                 167
    Rifkin ACQ Partners LP
     11.125%, 01/15/06                                        50                  55
    Royster Clark, Inc.**
     10.25%, 04/01/09                                        175                 172
    Scotsman Group, Inc.
      8.625%, 12/15/07                                       110                 111
    Scotts Co.**
      8.625%, 01/15/09                                        50                  49
    Seagram Joseph E & Sons, Inc.
      8.875%, 09/15/11                                     1,500               1,627
    Silgan Corp.
      9.00%, 06/01/09                                        200                 198
    Sovereign Specialty Chemicals
      9.50%, 08/01/07                                        430                 431

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONTINUED)

    Standard PAC Corp.
      8.50%, 06/15/07                                    $   450             $   450
    Staples, Inc.
      7.125%, 08/15/07                                     1,000                 960
    Stater Brothers Holdings, Inc.
      9.00%, 07/01/04                                         55                  53
    Station Casinos, Inc.
      8.875%, 12/01/08                                       300                 291
    Sullivan Graphics, Inc.
     12.75%, 08/01/05                                        295                 304
    Telecommunications Tech. Co.
      9.75%, 05/15/08                                        280                 283
    Terra Industries
     10.50%, 06/15/05                                        150                 149
    Texas Petrochemicals Corp.
     11.125%, 07/01/06                                       275                 248
    Time Warner Telecom LLC
      9.75%, 07/15/08                                        375                 384
    Toll Corp.
      7.75%, 09/15/07                                        100                  94
    Triad Hospitals Holdings, Inc.**
     11.00%, 05/15/09                                        190                 193
    Tricon Global Restraurants, Inc.
      7.65%, 05/15/08                                        150                 149
    True Temper Sports, Inc.**
     10.875%, 12/01/08                                       400                 336
    Tuboscope Vetco Int'l, Inc.
      7.50%, 02/15/08                                        250                 218
    TV Guide, Inc.**
      8.125%, 03/01/09                                       150                 142
    Unisys Corp.
     11.75%, 10/15/04                                        100                 111
    United Air Lines, Inc.
     10.67%, 05/01/04                                        672                 759
    United Air Lines, Inc.
      9.125%, 01/15/12                                       843                 931
    Universal Hospital Services
     10.25%, 03/01/08                                        150                 134
    USA Networks, Inc.
      6.75%, 11/15/05                                      1,500              1,439
    USX Marathon Group
      6.65%, 02/01/06                                      1,500               1,444
    Verio, Inc.
     10.375%, 04/01/05                                       250                 253
    Verio, Inc.
     11.25%, 12/01/08                                        150                 157
    Viatel, Inc.
     11.25%, 04/15/08                                        231                 236
    Vlasic Foods Int'l, Inc.**
     10.25%, 07/01/09                                        325                 325
    Webb Del Corp.
     10.25%, 02/15/10                                        150                 149
    Weirton Steel Corp.
     11.375%, 07/01/04                                       265                 260
    Werner Holding Del, Inc.
     10.00%, 11/15/07                                         80                  79

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONCLUDED)
BALANCED FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONCLUDED)

    WESCO Distribution, Inc.
      9.125%, 06/01/08                                   $   350             $   339
    Western Financial BK-FSB
      8.875%, 08/01/07                                       425                 361

ASSET BACKED
    AESOP Funding II LLC**
      6.14%, 05/20/06                                        825                 809
    Banc One Auto Grantor Trust 96-B A
      6.55%, 02/15/03                                        163                 164
----------------------------------------------------------------------------------------

TOTAL U.S. AND FOREIGN CORPORATE
BONDS/NOTES  17.87%

    (Cost $81,983)                                        83,129              79,262

----------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENTS

    Lehman Brothers - Repurchase Agreement
      4.85%, 07/01/99, (secured by $821
      US Treasury Strip, 05/15/12)                           779                 779

    Lehman Brothers - Repurchase Agreement
      4.85%, 07/01/99, (secured by $6,317
      US Treasury Strip, 08/15/13)                         6,004               6,004

    State Street Bank and Trust - Repurchase Agreement
      3.25%, 07/01/99, (secured by $2,547
      US Treasury Bond, 6.75%, 08/15/26)                   2,495               2,495

    State Street Global Advisers - Money Market
      4.563%                                                 423                 423
----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS 2.19%
   (Cost $9,701)                                           9,701               9,701
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS 98.99%
    (Cost $415,686)                                                          439,062

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES 1.01%                                                 4,500
----------------------------------------------------------------------------------------

NET ASSETS 100.00%                                                          $443,562
========================================================================================


* Non-income producing during the six months ended June 30, 1999 as this security did not pay dividends.

** Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At June 30, 1999 these securities amounted to $12,500 or 2.8 percent of net assets

= Denotes a step bond: A zero coupon bond that converts to a fixed or variable rate at a future date.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

PIECHART:
MUNICIPAL BONDS 5.5%
U.S. & FOREIGN CORPORATE BONDS/NOTES 43.0%
U.S. & FOREIGN GOVERNMENT & AGENCY OBLIGATIONS 46.8%
CASH & OTHER NET ASSETS 4.7%

STATEMENT OF INVESTMENTS
INCOME FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)
U.S. AND FOREIGN
GOVERNMENT
AND AGENCY
OBLIGATIONS

TREASURY BONDS/NOTES
   11.875%, 11/15/03                                   $    400            $    492
   10.375%, 11/15/09                                        300                 358
   12.00%, 08/15/13                                         600                 842

FEDERAL NATIONAL MORTGAGE ASSOCIATION
    6.56%, 02/05/08                                         100                  97
    6.50%, 04/25/08                                         100                  97
    6.60%, 05/01/08                                         100                  97
    6.59%, 05/21/08                                         120                 116
    6.29%, 06/20/08                                         100                  96
    6.36%, 08/14/08                                         150                 144
    6.32%, 03/16/09                                         150                 144

FEDERAL HOME LOAN MORTGAGE CORPORATION
   (MORTGAGE BACKED SECURITIES)
    9.50%, 03/01/01                                           9                   9
    9.50%, 06/01/01                                           5                   6
    9.50%, 08/01/01                                           6                   6
    9.50%, 10/01/01                                           3                   3
    7.00%, 11/01/03                                          21                  21
    5.925%, 04/09/08                                        100                  96
    7.00%, 01/01/11                                         234                 235
    7.00%, 03/01/11                                         449                 451
    7.00%, 04/01/11                                         437                 439
    7.00%, 07/01/11                                          30                  30
    8.00%, 12/01/11                                           7                   7
    6.00%, 01/01/14                                         121                 116

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE BACKED SECURITIES)
    7.043%, 07/01/06                                        194                 198
    6.85%, 10/01/07                                         222                 223
    6.44%, 01/01/08                                          89                  87
    6.47%, 02/01/08                                          69                  68
    6.25%, 07/01/08                                         139                 135
    6.21%, 08/01/08                                         138                 134
    8.00%, 11/01/09                                           7                   7
    6.50%, 11/01/12                                          93                  91
    8.00%, 10/01/14                                          30                  31
    8.00%, 01/01/17                                          66                  68
    7.75%, 04/01/17                                         171                 175
    6.00%, 06/01/18                                          95                  90

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE BACKED SECURITIES)
   11.50%, 03/15/10                                           6                   7
   12.00%, 03/15/14                                           1                   1
   12.00%, 04/15/14                                           1                   1
   12.00%, 12/15/14                                           4                   5
   12.00%, 03/15/15                                           6                   6
   12.00%, 04/15/15                                           3                   4
   12.50%, 04/15/15                                           1                   1
   12.00%, 06/15/15                                           5                   5
   12.00%, 07/15/15                                           2                   2
   12.00%, 11/15/15                                          14                  16
    9.50%, 08/15/17                                          52                  56

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
INCOME FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

U.S. AND FOREIGN
GOVERNMENT
AND AGENCY
OBLIGATIONS
  (CONCLUDED)

    7.50%, 09/15/23                                    $    388           $     393
    7.50%, 01/15/23                                         181                 183
    6.50%, 07/15/28                                         197                 190
    6.50%, 03/15/28                                         320                 308

COLLATERALIZED MORTGAGE OBLIGATION
   (PLANNED AMORTIZATION CLASS)(NOTE 3)
    FHLMC 1737-Class E
      6.00%, 12/15/17                                        193                 194
    FNMA 1993 119-Class H
      6.50%, 07/25/23                                        145                 141

FOREIGN (U.S. DOLLAR DENOMINATED)
    SCL Term Aereo Santiago**
      6.95%, 07/01/12                                        150                 140
TOTAL U.S. AND FOREIGN GOVERNMENT AND
   AGENCY OBLIGATIONS 46.79%                               6,524               6,862
    (Cost $7,001)
----------------------------------------------------------------------------------------
MUNICIPAL BONDS

    Baltimore MD Taxable Cons Public Series B
      7.25%, 10/15/17                                        125                 125
    California Hsg Fin Agy Rev
      8.16%, 02/01/28                                        125                 129
    Horry Cnty SC Arpt Rev
      7.38%, 07/01/12                                        120                 122
    Ohio State Taxable Dev Assistance
      7.60%,10/01/16                                         100                 102
    Orange Cnty CA Pension Oblg Taxable Ref-A
      7.16%, 09/01/06                                        100                 103
    San Bernardino County
      7.09%, 08/01/11                                        100                 101
    San Diego Cnty CA Pension Taxable Series A
      6.59%,08/15/07                                         125                 124
----------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS 5.49%                                  795                 806
    (Cost $829)
----------------------------------------------------------------------------------------

U.S. AND FOREIGN
CORPORATE
BONDS/NOTES

    AAG Holding Inc.
      6.875%, 06/01/08                                       150                 140
    AMR Corp.
      9.00%, 09/15/16                                        126                 140
    Associates Corp. North America
      8.15%, 08/01/09                                        100                 107
    Associates Corp. North America
      7.95%, 02/15/10                                        110                 118
    Banc One Corp.
      9.875%, 03/01/09                                       150                 179
    Banponce Corp.
      6.75%, 12/15/05                                        200                 193
    Beckman Industries Inc.
      7.45%, 03/04/08                                        100                  94

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
INCOME FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONTINUED)

    Boise Cascade Office Products Co.
      7.05%, 05/15/05                                    $   100           $      95
    Citicorp
      8.625%, 12/01/02                                       119                 127
    Coltec Industries Inc.
      7.50%, 04/15/08                                        100                  99
    Commercial Credit Group
     10.00%, 05/15/09                                        100                 121
    Computer Association Int'l Inc.
      6.50%, 04/15/08                                        100                  93
    Conseco Inc.
      6.80%, 06/15/05                                        130                 122
    CSC Holdings Inc.
      7.25%, 07/15/08                                        150                 143
    Delta Air Lines Inc.
      9.75%, 05/15/21                                        150                 178
    Dime Capital Trust
      9.33%, 05/06/27                                        160                 166
    Donaldson Lufkin and Jenrette, Inc.
      6.90%, 10/01/07                                        130                 127
    Du Pont E I De Nemours & Co.
      8.125%, 03/15/04                                       150                 161
    El Paso Energy Corp.
      6.75%, 05/15/09                                        150                 144
    Farmers Ins. Exch.**
      8.625%, 05/01/24                                       150                 163
    First Union Corp.
      8.125%, 06/24/02                                       150                 157
    First Republic Bank
      7.75%, 09/15/12                                        150                 136
    Freemont General Corp.**
      7.70%, 03/17/04                                        100                 100
    General Electric Cap Corp.
      8.70%, 05/21/07                                        100                 112
    General Motors Acceptance Corp.
      8.75%, 07/15/05                                        150                 162
    ICI Wilmington Inc.
      6.75%, 09/15/02                                        150                 150
    Interpool Inc.
      7.35%, 08/01/07                                        150                 141
    Lyondell Chemical Co.**
      9.875%, 05/01/07                                       150                 153
    Morgan Stanley Group Inc.
      6.375%, 08/01/02                                       150                 150
    NCNB Corp.
     10.20%, 07/15/15                                        135                 169
    Newfield Exploration Co.
      7.45%, 10/15/07                                        150                 141
    News America Holdings Inc.
      8.00%, 10/17/16                                        200                 203
    NRG Energy Inc.
      7.50%, 06/15/07                                        150                 149
    Pitney Bowes Credit Corp.
      8.55%, 09/15/09                                         91                 102

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONCLUDED)
INCOME FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)
U.S. AND FOREIGN
CORPORATE
BONDS/NOTES
  (CONCLUDED)

    PP & L Capital Funding Inc.
      6.79%, 11/22/04                                    $   150            $    147
    Praxair Inc.
      6.75%, 03/01/03                                        150                 149
    Quaker Oats Co.
      7.51%, 05/02/05                                        160                 163
    Republic NY Corp.
      9.30%, 06/01/21                                        165                 192
    Seagram Joseph E & Sons Inc.
      8.875%, 09/15/11                                       147                 160
    Sprint Capital Corp.
      5.70%, 11/15/03                                        100                  96
    Staples Inc.
      7.125%, 08/15/07                                       100                  96
    Transamerica Financial Corp.
      6.125%, 11/01/01                                       150                 149
    USX Marathon Group
      6.650%, 02/01/06                                       150                 145
    United Air Lines Inc.
     10.67%, 05/01/04                                        100                 113
    USA Networks Inc.
      6.75%, 11/15/05                                        150                 144

ASSET BACKED
    Banc One Auto Grantor Trust 96-B A
      6.55%, 02/15/03                                         22                  22
----------------------------------------------------------------------------------------

TOTAL U.S. AND FOREIGN CORPORATE
   BONDS/NOTES 43.03%                                      6,145               6,311
    (Cost $6,456)

----------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENT

    Swiss Bank -- Repurchase Agreement
      4.80%, 07/01/99 (secured by $427
    US Treasury Bond, 6.00%, 02/15/26)                       414                 414
----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENT 2.82%                            414                 414
    (Cost $414)
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS  98.13%                                                     14,393
    (Cost $14,700)

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES 1.87%                                                   274
----------------------------------------------------------------------------------------

NET ASSETS  100.00%                                                          $14,667
========================================================================================


** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At June 30, 1999 these securities amounted to $556 or 3.8 percent of net assets.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
PIECHART:
COMMERCIAL PAPER 14.0%
U.S. AGENCY OBLIGATIONS, CASH & OTHER NET ASSETS 86.0%


STATEMENT OF INVESTMENTS
SHORT-TERM INVESTMENT FUND
JUNE 30, 1999

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

COMMERCIAL PAPER

Prudential Funding Corp.
   4.75%, 07/06/99                                       $    50            $     50
General Electric Capital Corp.
   4.81%, 07/20/99                                            50                  50
American Express Credit Corp.
   4.79%, 07/26/99                                            50                  50
Ford Motor Credit Corp.
   4.79%, 07/26/99                                            50                  50
General Motors Acceptance Corp.
   4.80%, 07/29/99                                            50                  50
----------------------------------------------------------------------------------------

TOTAL COMMERICAL PAPER 14.00%                                250                 250
   (Cost $249)

----------------------------------------------------------------------------------------
U.S. AGENCY
OBLIGATI0NS

FEDERAL FARM CREDIT BANK DISCOUNT NOTES
   4.74%, 08/04/99                                            63                  62
   4.75%, 09/08/99                                           147                 145
   4.71%, 10/29/99                                            60                  59

FEDERAL HOME LOAN BANK DISCOUNT NOTES
   4.60%, 07/01/99                                           300                 300

FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES
   5.02%, 07/13/99                                           165                 165
   4.73%, 09/08/99                                           129                 128
   4.69%, 10/13/99                                            56                  55

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES
   4.63%, 07/01/99                                            10                  10
   4.77%, 07/15/99                                            13                  13
   4.71%, 09/13/99                                           180                 178
   4.72%, 09/22/99                                            19                  19
   4.73%, 10/08/99                                            95                  94

STUDENT LOAN MARKETING DISCOUNT NOTE
   4.960%, 07/12/99                                          300                 299
----------------------------------------------------------------------------------------

TOTAL U.S. AGENCY OBLIGATIONS 85.55%                       1,537               1,527
   (Cost $1,529)

TOTAL INVESTMENTS 99.55%                                   1,787               1,777
   (Cost $1,778)

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITES 0.45%                                                      8
----------------------------------------------------------------------------------------


NET ASSETS  100.00%                                                           $1,785
========================================================================================


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS
SMALL CAP GROWTH FUND
JUNE 30, 1999

PIE CHART:
CASH & OTHER NET ASSETS 4.9%
COMMON STOCK 95.1%


                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON STOCK

AUTO/ACCESSORIES 1.46%
    Gentex Corp.*                                         17,400             $   487

BIOTECHNOLOGY/PHARMACEUTICALS 7.65%
    Alkermes, Inc.*                                       12,500                 286
    Catalytica, Inc.*                                     12,700                 177
    Chirex Inc.*                                           4,400                 141
    Coulter Pharmaceutical, Inc.*                          8,000                 180
    Millennium Pharmaceuticals, Inc.*                     10,500                 377
    MiniMed, Inc.*                                         6,900                 531
    Priority Healthcare Corp. - B*                         4,000                 138
    QLT Phototherapeutics*                                 6,300                 345
    Shire Pharmaceuticals Group PLC (ADR)*                14,700                 379
----------------------------------------------------------------------------------------
                                                                               2,554

BUILDING/CONSTRUCTION 2.95%
    Quanta Services, Inc.*                                14,900                 656
    Trex, Inc.*                                           13,000                 330
----------------------------------------------------------------------------------------
                                                                                 986

BROADCASTING/RADIO 1.56%
    Entercom Communications Corp.*                        10,900                 466
    Radio One, Inc.*                                       1,200                  56
----------------------------------------------------------------------------------------
                                                                                 522

BUSINESS SERVICES 5.95%
    Avis Rent A Car*                                       4,200                 122
    Catalina Marketing Corp.*                              7,200                 662
    MapQuest Com, Inc.*                                    6,800                 111
    NCO Group, Inc.*                                       7,950                 300
    Nielsen Media Research, Inc.                          18,100                 529
    Realty Information Group, Inc.*                        1,600                  69
    TMP Worldwide, Inc.*                                   3,000                 191
----------------------------------------------------------------------------------------
                                                                               1,984

COMMUNICATION SERVICES/EQUIPMENT 15.18%
    Allegiance Telecom, Inc.*                              9,100                 499
    Applied Micro Circuits Corp.*                          7,900                 658
    Concord Communications, Inc.*                          3,400                 150
    Copper Mountain Networks, Inc.*                        1,000                  77
    Digital Microwave Corp.*                               8,600                 109
    Emulex Corp.*                                          2,600                 289
    Extreme Networks, Inc.*                                  200                  12
    GST Telecommunications, Inc.*                          4,700                  62
    Harmonic, Inc.*                                        6,200                 356
    ITC DeltaCom, Inc.*                                   17,700                 494
    Pegasus Communications Corp.*                          7,600                 299
    Pinnacle Holdings, Inc.*                              27,400                 668
    Polycom, Inc.*                                         5,500                 213
    Primus Telecom Group, Inc.*                            4,700                 105
    Proxim, Inc.*                                          3,600                 209
    Terayon Communication System*                          7,000                 391
    Time Warner Telecom, Inc. - A*                         1,500                  43
    Viatel, Inc.*                                          7,700                 430
----------------------------------------------------------------------------------------
                                                                               5,064

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
SMALL CAP GROWTH FUND
JUNE 30, 1999


                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON STOCK
  (CONTINUED)

COMPUTER SERVICES/EQUIPMENT 6.64%
    Affiliated Computer Services, Inc. - A*                5,600             $   284
    CNET, Inc.*                                            1,400                  81
    International Network Services *                      10,106                 407
    MedQuist, Inc.*                                       17,300                 756
    Metromedia Fiber Network, Inc. - A*                    8,500                 305
    Mips Technologies, Inc.*                               7,839                 375
    Verio, Inc.*                                             100                   7
----------------------------------------------------------------------------------------
                                                                               2,215

COMPUTER SOFTWARE 6.78%
    Clarent Corp.*                                           400                   6
    Clarify, Inc.*                                         6,500                 268
    Dendrite International, Inc.*                          7,000                 253
    Exchange Applications, Inc.*                           1,700                  69
    Factset Research Systems, Inc.*                        2,850                 161
    Macromedia, Inc.*                                     11,800                 419
    Mercury Interactive Corp.*                             6,800                 240
    Peregrine Systems, Inc.*                               9,900                 254
    Sanchez Computer Assoc., Inc.*                         3,000                 104
    Tenfold Corp.*                                           900                  28
    VERITAS Software Corp.*                                4,850                 460
----------------------------------------------------------------------------------------
                                                                               2,262

ELECTRICAL EQUIPMENT/ELECTRONICS 18.50%
    Advanced Digital Information Corp.*                    1,300                  53
    Advanced Energy Inds., Inc. *                          6,300                 255
    Alpha Inds., Inc.*                                     2,700                 129
    Brooks Automation, Inc.*                               1,800                  49
    Cypress Semiconducter Corp.*                          13,100                 216
    DII Group, Inc.*                                       5,800                 215
    DSP Communications, Inc.*                              3,561                 103
    Flextronics International Ltd.*                       10,900                 602
    Helix Technology Corp.                                 6,180                 148
    Kemet Corp.*                                           3,500                  80
    Micrel, Inc.*                                          4,600                 340
    Pinnacle Systems, Inc.*                                6,200                 208
    PMC-Sierra, Inc.*                                     12,600                 743
    Power Integrations, Inc.*                              5,600                 409
    Qlogic Corp.*                                          4,600                 607
    RF Micro Devices, Inc.*                                3,100                 231
    SanDisk Corp.*                                         2,400                 108
    SDL, Inc.*                                             5,100                 260
    Semtech Corp.*                                         2,700                 140
    TranSwitch Corp.*                                     16,350                 774
    Vitesse Semiconductor Corp.*                           7,397                 502
----------------------------------------------------------------------------------------
                                                           2,704               6,172

ENERGY 2.61%
    Atwood Oceanics, Inc.*                                 6,100                 191
    Cal Dive Int'l, Inc.*                                  6,200                 185
    Forrest Oil Corp.*                                     4,300                  54
    Global Industries, Inc.*                               6,900                  88
    Louis Dreyfuss Natural Gas Corp.*                      3,900                  84
    Rowan Cos., Inc.*                                      5,900                 109
    Stone Energy Corp.*                                    3,800                 161
----------------------------------------------------------------------------------------
                                                                                 872


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
SMALL CAP GROWTH FUND
JUNE 30, 1999


                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON STOCK
  (CONTINUED)

FINANCIAL SERVICES 1.42%
    Investors Financial Services Corp.                    10,300             $   411
    National Discount Brokers Group*                       1,100                  63
----------------------------------------------------------------------------------------
                                                                                 474

FOOD SERVICES 1.35%
    Buca, Inc.*                                            4,600                  76
    Papa John's International, Inc.*                       5,400                 241
    Rare Hospitality Int'l, Inc.*                          5,200                 133
----------------------------------------------------------------------------------------
                                                                                 450

HEALTH CARE/SERVICES 2.30%
    CareInsite, Inc.*                                      1,100                  52
    Healtheon Corp*.                                       1,000                  77
    IDX System Corp.*                                      5,800                 130
    Osteotech, Inc.*                                       7,300                 210
    Renal Care Group, Inc.*                               11,575                 299
----------------------------------------------------------------------------------------
                                                                                 768

INSURANCE 0.09%
    Insurance Management Solutions Group, Inc.*            3,645                  31

INTERNET SERVICES 1.81%
    Ariba, Inc.*                                             300                  29
    Concentric Network Corp.*                                400                  16
    Inktomi Corp.*                                           600                  79
    iTurf, Inc.*                                           1,700                  31
    Mpath Interactive, Inc.*                               4,500                  99
    Net Perceptions, Inc.*                                 6,400                 140
    PSINet, Inc.*                                          4,800                 210
----------------------------------------------------------------------------------------
                                                                                 604

MANUFACTURING 0.11%
    K-Swiss, Inc.                                            800                  37

RECREATIONAL/ENTERTAINMENT 5.00%
    Action Performance Companies, Inc.*                    6,600                 217
    Championship Auto Racing Teams, Inc.*                 11,500                 344
    Cinar Films, Inc. - B*                                21,500                 524
    Speedway Motorsports, Inc.*                           14,800                 582
----------------------------------------------------------------------------------------
                                                                               1,667

RETAIL/SPECIALITY 11.35%
    AnnTaylor Stores Corp.*                               13,200                 594
    Children's Place Retail Stores, Inc. (The)*           14,900                 602
    Claire's Stores, Inc.                                  9,500                 243
    Cost Plus, Inc.*                                       8,600                 390
    CSK Auto Corp*.                                        5,600                 151
    eToys, Inc.*                                           4,700                 192
    Footstar, Inc.*                                        1,000                  37
    Linens' N Things, Inc.*                               20,300                 888
    Pacific Sunwear of California, Inc.*                  27,150                 662
    Zany Brainy, Inc.*                                     2,800                  27
----------------------------------------------------------------------------------------
                                                                               3,786

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONCLUDED)
SMALL CAP GROWTH FUND
JUNE 30, 1999


                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON STOCK
  (CONCLUDED)

TRANSPORATION 1.48%
    Circle Int'l Group, Inc.*                              2,000           $      44
    Eagle USA Airfreight, Inc.*                            6,500                 275
    Forward Air Corp.*                                     6,200                 174
----------------------------------------------------------------------------------------
                                                                                 493

UTILITY 0.94%
    Calpine Corp.*                                         5,800                 313
----------------------------------------------------------------------------------------


TOTAL COMMON STOCK 95.13%                                                     31,741
    (Cost $25,339)
----------------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)
SHORT-TERM
INVESTMENT

FEDERAL HOME LOAN BANK DISCOUNT NOTE
    4.60%, 07/01/99                                       $1,820            $  1,820
----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENT 5.45%                          1,820               1,820
    (Cost $1,820)
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS 100.58%                                                     33,561
    (Cost $27,159)

LIABILITIES IN EXCESS OF
    CASH AND OTHER ASSETS (0.58%)                                              (192)
----------------------------------------------------------------------------------------

NET ASSETS  100.00%                                                          $33,369
========================================================================================


* Non-income producing during the six months ended June 30, 1999 as this security did not pay divdends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

PIE CHART:
CASH & OTHER NET ASSETS 6.5%
PACIFIC 29.4%
EUROPE 62.7%
NORTH AMERICA 1.4%

STATEMENT OF INVESTMENTS
INTERNATIONAL EQUITY FUND
JUNE 30, 1999

                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON AND
PREFERRED STOCK

AUSTRALIA 2.03%
    Broken Hill Proprietary Co. Ltd. (Steel & Metals)     12,800              $  148
    WMC Ltd. (Steel & Metals)                             20,600                  89
    Woodside Petro Ltd. (Oil Companies)                    8,300                  56
----------------------------------------------------------------------------------------
                                                                                 293

CANADA 1.44%
    Canadian National Railway Co. (Railroads)              3,087                 207

CHINA 0.67%
    Anhui Expressway Co. Ltd. - H (Trucking)              45,000                   6
    GZI Transport Ltd. (Trucking)                         18,000                   4
    Jiangsu Expressway (Trucking)                         48,000                  10
    Shenzhen Expressway (Trucking)                        47,000                  10
    Sichuan Expressway (Trucking)                         26,000                   3
    Zhejiang Expressway (Trucking)                       324,000                  64
----------------------------------------------------------------------------------------
                                                                                  97

FINLAND 1.89%
    Nokia AB - A (Telecommunication)                       3,110                 273

FRANCE 14.34%
    Accor SA (Hotels & Casinos)                              573                 144
    Alstom (Diversified Manufacturer)                      1,079                  34
    AXA UAP (Insurance)                                      678                  83
    Bic SA (Office Supplies)                               2,640                 139
    Carrefour Supermarche SA (Food & Beverage)492             72
    Casino Guichardo Perrach pfd. (Retail)                 1,743                  95
    Christian Dior (Apparel)                                 752                 122
    Club Mediterranee (Hotels & Casinos)*                    226                  24
    Eurotunnel EPLC (Construction)*                       84,871                 125
    Lagardere Groupe (Diversified Manufacturer)            3,321                 124
    Louis Vuitton Moet-Hennessy (rights) (Retail)            309                   9
    Louis Vuitton Moet-Hennessy (Retail)                     309                  90
    Pinault Printemps (Retail)                               448                  77
    Renault SA (Automobiles)                               1,600                  70
    Rhone-Poulenc SA - A (Chemicals)                       3,828                 175
    Societe Elf Aquitane SA (Oil Companies)                1,978                 290
    Suez Lyonnaise des Eaux (Water Supply)                   811                 146
    Stmicroelectronics (Electronic Components)*            1,639                 109
    Total Francaise Des Petroles - B (Oil Companies)         503                  65
    Union Assurance Federales (Insurance)                    637                  76
----------------------------------------------------------------------------------------
                                                                               2,069

GERMANY 10.06%
    BASF AG (Chemicals)                                    3,731                 165
    Heidelberger Druckmaschinen (Printing & Publishing)      282                  16
    Hoechst AG (Chemicals)                                 4,020                 182
    Hypovereinsbank (Banking)                              1,164                  76
    Karstadt AG (Retail)                                     188                  90
    Mannesmann AG (Diversified Manufacturer)               1,410                 211
    Metro AG (Retail)                                      2,260                 140
    SAP AG pfd. (Computer Software)                          353                 141

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
INTERNATIONAL EQUITY FUND
JUNE 30, 1999

                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON AND
PREFERRED STOCK
  (CONTINUED)

    Siemens AG (Electrical Products)                       2,398            $    185
    Veba AG (Electric Utilities)                           2,830                 166
    Viag AG (Diversified Manufacturer)                       170                  80
----------------------------------------------------------------------------------------
                                                                               1,452

HONG KONG  3.56%
    Cheung Kong Hldgs Ltd. (Real Estate)                  14,000                 125
    Citic Pacific (Financial)                             33,000                 105
    Dao Heng Bank Group Ltd. (Banking)                     2,000                   9
    Hutchison Whampoa Ltd. (Diversified Manufacturer)      8,000                  72
    Kerry Properties (Real Estate)                        16,405                  22
    New World Development (Real Estate)                   31,647                  95
    New World Infrastructure (Diversified Manufacturer)*  16,400                  31
    Sun Hung Kai Properties (Real Estate)                  6,000                  55
----------------------------------------------------------------------------------------
                                                                                 514

ITALY 6.96%
    Arnoldo Mondadori Editore (Printing & Publishing)      3,170                  55
    Assicurazioni Generali Spa (Insurance)                 1,400                  48
    Banca Nazionale del Lavora (Banking)                  11,500                  36
    Class Editori Spa (Printing & Publishing)              3,500                  28
    Finmeccanica Spa (Diversified Manufacturing)*         96,200                  89
    Gruppo Editoriale L'espresso (Printing & Publishing)   2,900                  47
    Gucci Group (Retail)                                   2,000                 140
    Istituto Nazionale (Insurance)                        15,600                  36
    Mediaset Spa (Broadcasting & Entertainment)            8,020                  71
    Rinascente (Retail)                                    4,000                  30
    Seat-Pagine Gialle Spa (Printing & Publishing)*      103,300                 141
    Telecom Italia Spa (Telecommunications)               27,200                 283
----------------------------------------------------------------------------------------
                                                                               1,004

JAPAN 22.66%
    Advantest (Electronic Components)                        700                  77
    Asahi Glass Co. (Building Materials)                  11,000                  71
    Benesse Corp. (Computer Software)                        800                  87
    Canon, Inc. (Office Equipment & Supplies)              3,000                  86
    Daiwa Securities Co. Ltd. (Financial)                 23,000                 152
    Fuji Bank (Banking)                                   15,000                 105
    Fujitsu Ltd. (Electronic Components)                   8,000                 161
    Hitachi Ltd. (Electronic Componets)                    9,000                  84
    Kawasaki Steel (Steel & Metal)*                       30,000                  56
    Komatsu Ltd. (Diversified Manufacturing)               8,000                  51
    Matsushita Electric Ind. Co. (Electronic Components)   7,000                 136
    Mitsubishi Estate Ltd. (Real Estate)                   6,000                  59
    Mitsui Fudosan Co. Ltd. (Real Estate)                  6,000                  49
    Murata Mfg. Co. (Electronic Components)                2,000                 132
    NECCorp. (Electronic Components)                      12,000                 149
    Nikko Securites (Financial)                           26,000                 168
    Nippon Telephone & Telegraph Corp.
    (Telecommunications)                                      16                 187
    Nissan Motor Co. Ltd. (Automobilies)                  17,000                  81
    NSK (Diversified Manufacturing)                       14,000                 77
    NTT Mobile Communications Network, Inc.
    (Telecommunications)*                                     16                 214

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
INTERNATIONAL EQUITY FUND
JUNE 30, 1999

                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON AND
PREFERRED STOCK
  (CONTINUED)

    Sakura Bank (Banking)                                 27,000            $    102
    Sanwa Bank (Banking)                                  10,000                  98
    Shinetsu Chemical Co. (Chemicals)                      3,000                 100
    Sony Corp. (Consumer Electronics)                      1,200                 130
    Sony Corp. (ADR) (Consumer Electronics)                  300                  33
    Sumitomo Trust & Banking (Banking)                    22,000                 106
    TDK Corp. (Electronic Components)                      1,000                  92
    Teijin Ltd. (Textiles)                                14,000                  57
    Tokyo Electron (Semiconductors)                        2,000                 136
    Toshiba Corp. (Electronic Components)                 22,000                 157
    Yamanouchi Pharmacy Co. LTD (Pharmaceuticals)          2,000                  77
-----------------------------------------------------------------------------------------
                                                                               3,270

NETHERLANDS 5.00%
    Aegon N.V. (Insurance)                                   995                  72
    Ahold Koninlijke N.V. (Retail)                         2,090                  72
    Akzo-Nobel N.V. (Chemicals)                            2,360                  99
    DSM N.V. (Chemicals)                                     470                  50
    Elsevier (Printing & Publishing)                       5,136                  60
    Equant N.V. (Telecommunications)*                      1,515                 140
    Heineken Hldgs - A (Alcohol & Tobacco)                 2,752                 104
    United Pan-Europe Communications N.V.
    (Cable Television)*                                      949                  51
    Vnu-Ver Ned Uitgev Ver Beezit (Printing & Publishing)  1,840                  74
-----------------------------------------------------------------------------------------
                                                                                 722

PORTUGAL 0.35%
    Jeronimo Martins E Filho (Food & Beverage)             1,533                  51

SINGAPORE 0.49%
    Development Bank Singapore Ltd. (Banking)              3,000                  37
    Overseas Chinese Bank (Banking)                        4,000                  33
-----------------------------------------------------------------------------------------
                                                                                  70

SPAIN 0.60%
    Telefonica SA (Telecommunications)                     1,779                  86
    Telefonica Publicidad E Informacion (Advertising)*        17                   --
-----------------------------------------------------------------------------------------
                                                                                  86

SWITZERLAND 3.67%
    Nestle SA  (Food & Beverage)                              78                 140
    Novartis AG (Pharmaceuticals)                             63                  92
    Roche Hldgs Basel AG (Pharmaceuticals)                     8                  82
    Swisscom AG (Telecommunications)                         275                 103
    UBS AG (Banking)                                         379                 113
-----------------------------------------------------------------------------------------
                                                                                 530

UNITED KINGDOM 19.84%
    Barclays (Banking)                                     2,709                  79
    BOC Group PLC (Chemicals)                             12,120                 237
    BP Amoco PLC (Oil Companies)                           8,940                 160
    Carlton Communications PLC (Broadcasting & Ent)        9,623                  80
    Enterprise Oil (Oil Companies)                         5,920                  38
    General Electric Co. PLC (Electrical Products)        15,942                 162
    Glaxo Wellcome PLC (Pharmaceuticals)                   3,546                  99


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONCLUDED)
INTERNATIONAL EQUITY FUND
JUNE 30, 1999

                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON AND
PREFERRED STOCK
  (CONCLUDED)

    Granada Group PLC (Consumer Services)                  1,735           $      32
    Lasmo PLC (Oil Companies)                             20,539                  46
    Marks & Spencer (Retail)                              29,720                 171
    Orange PLC (Telecommunications)*                      11,453                 168
    Pearson PLC (Printing & Publishing)                    4,599                  93
    Prudential Corp. (Insurance)                           9,502                 140
    Reed International (Printing & Publishing)            16,916                 113
    Rentokil Group (Environmental Services)               14,474                  56
    Reuters Group PLC (Printing & Publishing)             18,750                 247
    Rio Tinto-Zinc Corp. PLC  (Steel & Metals)            14,440                 242
    Royal & Sun Alliance Insurance Group (Insurance)      10,846                  97
    Sainsbury (J) (Retail)                                 7,634                  48
    Select Appointments (Consumer Services)*               4,194                  50
    Shell Transportation & Trading Co. PLC (Steel & Metals)25,985                195
    SmithKline Beecham PLC (Pharmaceuticals)               8,241                 107
    United News & Media PLC (Printing & Publishing)        5,600                  54
    Vodafone Airtouch Public Ltd. (Telecommunications)     7,563                 149
----------------------------------------------------------------------------------------
                                                                               2,863


TOTAL COMMON AND PREFERRED STOCK 93.56%                                        13,501
    (Cost $11,872)
----------------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

PARTICIPATING LOAN NOTE

FRANCE
    Eurotunnel (Construction)
    1.00%, 04/30/40                                      $   100           $     140
----------------------------------------------------------------------------------------

TOTAL PARTICIPATING LOAN NOTES 0.97%                         100                 140
    (Cost $149)

----------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENT


    State Street Bank and Trust -- Repurchase Agreement
    4.75%, 07/01/99 (secured by $1,207                     1,179               1,179
    US Treasury Note, 6.125%, 07/31/00)
----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENT 8.17%                          1,179               1,179
    (Cost $1,179)
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS   102.70%                                                   14,820
    (Cost $13,200)

LIABILITIES IN EXCESS OF
   CASH AND OTHER ASSETS  (2.70%)                                              (389)
----------------------------------------------------------------------------------------
NET ASSETS  100.00%                                                          $14,431
========================================================================================


* Non-income producing during the six months ended June 30, 1999 as this security did not pay dividends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


PIECHART:
CASH & OTHER NET ASSETS 3.4%
COMMON & PREFERRED STOCK 96.6%

STATEMENT OF INVESTMENTS
SOCIALLY RESPONSIBLE FUND
JUNE 30, 1999
                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON STOCK

AEROSPACE/DEFENSE 1.36%
    Rockwell International Corp.                          11,450           $     696

AUTOMOTIVE 3.76%
    Ford Motor Co.                                        19,800               1,117
    Meritor Automotive, Inc.                              19,516                 498
    PACCAR, Inc.                                           5,900                 315
----------------------------------------------------------------------------------------
                                                                               1,930

BANKS/FINANCIAL SERVICES 11.28%
    Bank of America Corp.                                 17,450               1,279
    Bank One Corp.                                        11,790                 702
    Chase Manhattan Corp.                                 10,500                 909
    Federal National Mortgage Association                 12,750                 872
    First Union Corp.                                     10,611                 499
    Fleet Financial Group, Inc.                           12,900                 572
    Morgan (J.P.) & Co., Inc.                              1,600                 225
    KeyCorp                                               14,700                 472
    US Bancorp                                             7,500                 255
----------------------------------------------------------------------------------------
                                                                               5,785

CHEMICALS 5.11%
    Akzo Nobel N.V. (ADR)                                  7,400                 314
    Dow Chemical Co.                                       4,900                 622
    DuPont (E.I.) de Nemours & Co.                        12,700                 868
    Eastman Chemical Co.                                   3,700                 191
    Lyondell Petrochemical Co.                            30,396                 627
----------------------------------------------------------------------------------------
                                                                               2,622

COMMUNICATION SERVICES 22.12%
    Alltel Corp.                                          10,700                 765
    Ameritech Corp.                                        7,100                 522
    Bell Atlantic Corp.                                   41,722               2,728
    BellSouth Corp.                                       21,700               1,017
    Corning Inc.                                          39,900               2,798
    Frontier Corp.                                        19,900               1,174
    SBC Communications, Inc.                              18,100               1,050
    Sprint Corp.                                         198,200               1,014
    Telesp Participacpoes SA (ADR)                        12,000                 275
----------------------------------------------------------------------------------------
                                                                             11,343

COMPUTER SERVICES/EQUIPMENT 4.48%
    Xerox Corp.                                           38,900               2,298

CONSUMER PRODUCTS 5.17%
    Avon Products, Inc.                                   17,900                 993
    Colgate-Palmolive Co.                                 10,600               1,047
    Heinz (H.J.) Co.                                      12,100                 607
----------------------------------------------------------------------------------------
                                                                               2,647

ENERGY 9.66%
    BP Amoco PLC (ADR)*                                        3                   --
    Conoco, Inc.- A                                       17,100                 477


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONTINUED)
SOCIALLY RESPONSIBLE FUND
JUNE 30, 1999
                                                        NUMBER OF            MARKET
                                                         SHARES               (000)

COMMON STOCK
  (CONTINUED)

    Elf Aquitaine (ADR)                                    8,550           $     629
    Mobil Corp.                                           15,200               1,505
    Royal Dutch Petroleum Co.                             16,700               1,006
    Texaco, Inc.                                          12,000                 750
    Williams Companies, Inc. (The)                        13,800                 587
----------------------------------------------------------------------------------------
                                                                               4,954

FOOD & BEVERAGE 1.56%
    PepsiCo, Inc.                                         20,600                 797

HEALTH CARE/PHARMACEUTICALS 6.35%
    Albertson's, Inc.                                      1,763                  91
    American Home Products Corp.                          25,100               1,443
    Bristol-Myers Squibb Co.                               9,600                 676
    Glaxo Wellcome PLC (ADR)                               8,000                 453
    SmithKline Beecham PLC - A (ADR)                       9,000                 595
----------------------------------------------------------------------------------------
                                                                               3,258

INDEX SECURITY 1.50%
    Standard & Poor's Depository Receipts                  5,600                 767

INSURANCE 4.44%
    Lincoln National Corp.                                 4,400                 230
    Marsh & McLennan Cos., Inc.                            5,100                 385
    SAFECO Corp.                                           3,750                 165
    St. Paul Cos., Inc.                                   17,900                 569
    XL Capital Ltd. - A                                   16,391                 926
----------------------------------------------------------------------------------------
                                                                               2,275

MANUFACTURING (DIVERSIFIED) 2.57%
    Emerson Electric Co.                                   4,000                 251
    Parker Hannafin Corp.                                 15,800                 723
    Thomas & Betts Corp.                                   7,300                 345
----------------------------------------------------------------------------------------
                                                                               1,319

METALS & MINING 0.77%
    Oregon Steel Mills, Inc.                              29,700                 395

PAPER & FOREST PRODUCTS 4.29%
    Georgia-Pacific Corp.                                 16,200                 767
    Georgia-Pacific Corp. (Timber Group)                   7,600                 192
    Temple-Inland, Inc.                                    6,600                 450
    Weyerhaeuser Co.                                      11,500                 791
----------------------------------------------------------------------------------------
                                                                               2,200

PRINTING/PUBLISHING 0.47%
    McGraw Hill Cos., Inc.                                 4,500                 243

REAL ESTATE 1.65%
    Boston Properties, Inc.                               10,400                 373
    Equity Office Properties Trust                        18,400                 472
----------------------------------------------------------------------------------------
                                                                                 845

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF INVESTMENTS (CONCLUDED)
SOCIALLY RESPONSIBLE FUND
JUNE 30, 1999
                                                        NUMBER OF            MARKET
                                                         SHARES               (000)
COMMON STOCK
  (CONCLUDED)

RETAIL/SPECIALTY 1.87%
    Rite Aid Corp.                                        31,000           $     763
    Sears, Roebuck and Co.                                 4,450                 198
----------------------------------------------------------------------------------------
                                                                                 961

TRANSPORTATION 5.06%
    Canadian National Railway Co.                          6,600                 442
    CSX Corp.                                             28,150               1,275
    Norfolk Southern Corp.                                29,100                 877
----------------------------------------------------------------------------------------
                                                                               2,594

UTILITIES 2.58%
    CINergy Corp.                                         10,900                 349
    Pacificorp                                            32,300                 594
    Unicom Corp.                                           9,850                 380
----------------------------------------------------------------------------------------
                                                                               1,323

TOTAL COMMON STOCK  96.05%                                                    49,252
    (Cost $42,670)
----------------------------------------------------------------------------------------

PREFERRED STOCK

CHEMICALS 0.59%
    Monsanto Co.*                                          7,600                 305
    (Cost $334)
----------------------------------------------------------------------------------------

TOTAL COMMON AND PREFERRED STOCK 96.64%                                       49,557
    (Cost $43,004)
----------------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT              MARKET
                                                          (000)               (000)

SHORT-TERM
INVESTMENT

    State Street Bank and Trust -- Repurchase Agreement
    4.75%, 07/01/99, (secured by $1,473
    US Treasury Note, 8.75%, 08/15/00)                 $   1,439            $  1,439
----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENT 2.81%                          1,439               1,439
    (Cost $1,439)
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS 99.45%                                                      50,996
    (Cost $44,443)

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES  0.55%                                                  281
----------------------------------------------------------------------------------------

NET ASSETS  100.00%                                                          $51,277
========================================================================================

* Non-income producing during the six months ended June 30, 1999 as this security did not pay dividends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1999


                                                                                        SMALL CAP INTERNATIONAL SOCIALLY
                                  GROWTH        BALANCED     INCOME       SHORT-TERM     GROWTH      EQUITY     RESPONSIBLE
                                   FUND           FUND        FUND           FUND         FUND        FUND          FUND
ASSETS
Cash                           $      1,075   $      2,124   $       665  $    4,983   $    20,529 $       918  $     1,000
Investments at market value*    701,419,833    439,062,370    14,392,745   1,777,041    33,561,081  14,820,069   50,996,404
Forward currency contract                --             --            --          --            --       7,503           --
Dividends and interest receivable   836,121      3,099,136       218,152          --            21       7,830       84,597
Receivable-foreign taxes                  3              1            --          --            --      24,851        4,246
Receivable-fund shares sold         385,475        226,001        93,146       5,743        68,119      31,587      169,392
Receivable-investments sold       5,808,434      2,945,203       100,141          --       169,784     303,916      177,793
  TOTAL ASSETS                  708,450,941    445,334,835    14,804,849   1,787,767    33,819,534  15,196,674   51,433,432
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Forward currency contract                --             --            --          --            --         924           --
Payable-fund
  shares redeemed                   397,442        235,476           406          --        50,861      26,740       70,177
Payable-investments
  purchased                       1,026,239      1,213,174        99,964          --       353,523     693,242       25,044
Payable-management, advisor
  and related fees                  449,604        311,269        10,849          --        39,232      16,094       53,207
Accrued expenses**                       --         13,142        26,291       2,522         6,873      29,124        8,373
  TOTAL LIABILITIES               1,873,285      1,773,061       137,510       2,522       450,489     766,124      156,801
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS                     $706,577,656   $443,561,774   $14,667,339  $1,785,245   $33,369,045 $14,430,550  $51,276,631
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Par value of common shares       27,205,404      2,255,214       112,667      17,509            --          --           --
Paid in surplus                 565,538,347    394,077,741    14,410,799   1,724,119    28,063,605  12,385,603   44,661,219
Accumulated undistributed
  net investment income           3,841,760      7,251,810       412,394      44,192     (159,744)      99,024      312,696
Accumulated undistributed
  net realized gain (loss)
  from investments and foreign
  currency transactions          37,715,223     16,600,933        38,765        (41)     (937,101)     320,348    (251,022)
Net unrealized appreciation
  (depreciation) on investments
  and translation of assets and
  liabilities in foreign currency72,276,922     23,376,076     (307,286)       (534)     6,402,285   1,625,575    6,553,738
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $706,577,656   $443,561,774  $14,667,339   $1,785,245   $33,369,045 $14,430,550  $51,276,631
-----------------------------------------------------------------------------------------------------------------------------

Number of shares outstanding:    27,205,404     22,552,142    1,126,671      175,089     2,464,433   1,103,106    3,512,412
(Authorized 50,000,000
  shares each)
Par Value                              1.00           0.10         0.10         0.10          0.00        0.00         0.00
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE                      $      25.97   $      19.67   $    13.02   $    10.20   $     13.54 $     13.08  $     14.60
-----------------------------------------------------------------------------------------------------------------------------

*Cost of Securities:
  Investments                  $629,142,911   $415,686,294   $14,700,031  $1,777,575   $27,158,796 $13,199,896  $44,442,666
  Foreign Currency                       --             --            --          --            --          --           --

** Accrued expenses for the Income Fund include $12,298 for custody fees, $5,145 for accounting fees and $7,085 for legal fees. For the Short-Term Investment Fund accrued expenses include $1,735 for custody fees and $787 for trustee fees.


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                                                                       SMALL CAP  INTERNATIONAL  SOCIALLY
                                  GROWTH         BALANCED       INCOME    SHORT-TERM    GROWTH       EQUITY    RESPONSIBLE
                                   FUND            FUND          FUND        FUND        FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                    $   5,913,063  $   2,302,798  $        --   $     --$       3,629   $ 169,002  $   491,726
  Interest & amortization            233,825      6,263,517      472,392     46,484       52,078      26,957       21,634
--------------------------------------------------------------------------------------------------------------------------

                                   6,146,888      8,566,315      472,392     46,484       55,707     195,959      513,360
  Foreign taxes withheld            (20,232)       (10,277)           --         --           --    (18,476)      (3,812)
--------------------------------------------------------------------------------------------------------------------------
  Total investment income          6,126,656      8,556,038      472,392     46,484       55,707     177,483      509,548

EXPENSES:
  Management, adviser and
    related fees (Note 5)          2,252,929      1,458,999       48,278      4,339      217,413      72,422      220,792
  Fund pricing fees                   13,901         17,855        5,927      6,000        3,960       7,927        6,960
  Professional fees                    3,835          5,068        3,512      4,920          849       2,162          849
  Custodian fees                      27,492         24,863        5,366      1,800       22,698      36,000        3,396
  Transfer agent fee (Note 5)         15,633             24           24         24           24          24           24
  Shareholder reports                  8,890          4,849          522         --        1,293         648        1,456
  Trustees' fees and expenses          1,092          1,092        1,092      1,092        1,383       1,383        1,383
  Other expenses                       2,419            413          118         --           --          --           --

--------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                   2,326,191      1,513,163       64,839     18,175      247,620     120,566      234,860

  Less management and related
    fees waived (Note 5)                  --             --           --    (3,220)     (18,669)     (7,045)     (24,040)
  Less expenses paid by Horace Mann
    Investors, Inc. (Note 5)              --             --           --   (12,040)     (13,500)    (36,000)      (3,000)
  Less expenses paid by commission
    credits (Note 3)                (41,295)       (42,834)           --         --           --          --           --

--------------------------------------------------------------------------------------------------------------------------
    Net expenses                   2,284,896      1,470,329       64,839      2,915      215,451      77,521      207,820
--------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME(LOSS)    3,841,760      7,085,709      407,553     43,569    (159,744)      99,962      301,728
--------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Realized gain (loss) from:
    Investments                   37,658,468     16,673,004       39,024       (39)    2,904,105     364,826    (196,877)
    Foreign currency transactions        (9)        (4,439)        (303)         --           --    (26,888)           --
--------------------------------------------------------------------------------------------------------------------------

  Net realized gain (loss)
    on investments and foreign
    currency transactions         37,658,459     16,668,565       38,721       (39)    2,904,105     337,938    (196,877)

  Change in unrealized
    appreciation or
    (depreciation) on:
    Investments                    3,215,329    (6,440,428)    (694,542)      (852)      110,837     524,289    5,140,594
    Translation of assets
    and liabilities in
    foreign currencies                    --        (3,587)        (249)         --           --       4,553           --

  NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN
    CURRENCY TRANSACTIONS         40,873,788     10,224,550    (656,070)      (891)    3,014,942     866,780    4,943,717
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS                $44,715,548    $17,310,259   $(248,517)    $42,678   $2,855,198    $966,742   $5,245,445
--------------------------------------------------------------------------------------------------------------------------


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED JUNE 30, 1999 AND DECEMBER 31, 1998


                                                 GROWTH FUND                  BALANCED FUND                   INCOME FUND
                                             1999           1998           1999         1998             1999          1998
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss)        $  3,841,760   $  10,007,420   $  7,085,709   $ 14,764,905   $   407,553  $    666,683

  Net realized short-term gain
    (loss) on investments and
    foreign currency transactions       22,284,249      14,562,659     10,742,626      8,676,359       (23,100)       99,971

  Net realized long-term gain
    on investments and
    foreign currency transactions       15,374,210      54,561,961      5,925,939     25,140,067        61,821        20,410

  Net unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities
    in foreign currency                  3,215,329    (33,476,219)    (6,444,015)    (18,716,891)     (694,791)       88,631
-----------------------------------------------------------------------------------------------------------------------------

  CHANGE IN NET ASSETS
    FROM OPERATIONS                     44,715,548      45,655,821     17,310,259     29,864,440      (248,517)      875,695
-----------------------------------------------------------------------------------------------------------------------------
FROM DISTRIBUTIONS
 TO SHAREHOLDERS:
  Net investment income                         --    (10,018,267)             --   (15,358,192)            --      (687,301)

  Net realized short-term gain
    from investments and
    foreign currency transactions               --    (14,547,126)             --    (8,675,538)            --      (101,781)

  Net realized long-term gain
    from investments and
    foreign currency transactions               --    (54,910,150)             --   (24,989,848)            --       (20,356)
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS
    TO SHAREHOLDERS                             --    (79,475,543)             --   (49,023,578)            --      (809,438)
-----------------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE
  TRANSACTIONS:
  Proceeds from shares sold             47,522,315     115,739,024     30,295,843     69,434,528     3,846,316     7,592,036

  Net asset value of shares issued
    in reinvestment of dividends and
    capital gains distributions                 --      72,586,255             --     44,166,154            --       683,334
-----------------------------------------------------------------------------------------------------------------------------
                                        47,522,315     188,325,279     30,295,843    113,600,682     3,846,316     8,275,370
  Cost of shares redeemed             (56,390,715)    (82,277,370)   (31,963,978)   (53,631,448)   (2,889,345)    (4,041,073)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM FUND
  SHARE TRANSACTIONS                   (8,868,400)     106,047,909    (1,668,135)     59,969,234       956,971     4,234,297
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE
  IN NET ASSETS                         35,847,148      72,228,187     15,642,124     40,810,096       708,454     4,300,554
NET ASSETS:
  BEGINNING OF PERIOD                  670,730,508     598,502,321    427,919,650    387,109,554    13,958,885     9,658,331
-----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $706,577,656    $670,730,508   $443,561,774   $427,919,650   $14,667,339   $13,958,885
-----------------------------------------------------------------------------------------------------------------------------
Undistributed net
   investment income                  $  3,841,760    $         --   $  7,251,810   $    166,101   $   412,394   $     4,841

See notes to the financial statements.


HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                                            SMALL CAP                    INTERNATIONAL                   SOCIALLY
          SHORT-TERM FUND                  GROWTH FUND                    EQUITY FUND                RESPONSIBLE FUND
        1999            1998           1999          1998            1999           1998            1999           1998
------------------------------------------------------------------------------------------------------------------------------

        $   43,569     $   64,925      $  (159,744)  $  (127,182)   $     99,962    $    77,849     $   301,728    $   462,240



               (39)            76        2,775,533    (3,685,694)          3,184       (168,371)       (452,752)        34,007



                --             --          128,572       340,349         334,754        213,770         255,875        254,639




              (852)           318          110,837     5,176,382         528,842      1,072,261       5,140,594        831,361
------------------------------------------------------------------------------------------------------------------------------


            42,678         65,319        2,855,198     1,703,855         966,742      1,195,509       5,245,445      1,582,247
------------------------------------------------------------------------------------------------------------------------------


                --        (64,809)              --            --              --        (73,256)              --      (451,693)



                --            (76)              --            --              --             --              --       (54,547)



                --             --               --            --              --             --              --      (281,334)
------------------------------------------------------------------------------------------------------------------------------

                --        (64,885)              --            --              --        (73,256)              --      (787,574)
------------------------------------------------------------------------------------------------------------------------------


         3,689,333      3,937,144        5,582,718    14,868,359       4,313,433      5,127,635      13,908,252     27,958,456



                --         48,742               --            --              --         14,646              --        528,490
------------------------------------------------------------------------------------------------------------------------------
         3,689,333      3,985,886        5,582,718    14,868,359       4,313,433      5,142,281      13,908,252     28,486,946
        (3,277,781)    (3,806,298)      (3,723,407)   (4,442,570)     (1,160,775)    (1,167,294)     (3,440,897)    (2,930,660)
------------------------------------------------------------------------------------------------------------------------------


           411,552        179,588        1,859,311    10,425,789       3,152,658      3,974,987      10,467,355     25,556,286
------------------------------------------------------------------------------------------------------------------------------

           454,230        180,022        4,714,509    12,129,644       4,119,400      5,097,240      15,712,800     26,350,959

         1,331,015      1,150,993       28,654,536    16,524,892      10,311,150      5,213,910      35,563,831      9,212,872
------------------------------------------------------------------------------------------------------------------------------
        $1,785,245     $1,331,015      $33,369,045   $28,654,536     $14,430,550    $10,311,150     $51,276,631    $35,563,831
------------------------------------------------------------------------------------------------------------------------------
        $   44,192     $      623      $  (159,744)  $        --     $    99,024    $      (938)    $   312,696    $    10,968


HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS

JUNE 30, 1999

1. BUSINESS ORGANIZATION -- The Horace Mann Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in seven separate investment portfolios: Growth Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. These funds collectively are referred to as the "Funds." Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Growth Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

       FUND INVESTMENT OBJECTIVES:
       A. GROWTH FUND -- primary, long-term capital growth; secondary, conservation of principal and production of income.

       B. BALANCED FUND -- realization of high long-term total rate of return consistent with prudent investment risks.

       C. INCOME FUND -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

       D. SHORT-TERM INVESTMENT FUND -- primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

       E. SMALL CAP GROWTH FUND -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

       F. INTERNATIONAL EQUITY FUND -- long-term growth of capital through a diversified portfolio of marketable foreign equity securities.

       G. SOCIALLY RESPONSIBLE FUND -- long-term growth of capital, current income and growth of income through investing primarily in a diversified portfolio of equity securities of United States-based companies which are determined to be socially responsible.


2.  SIGNIFICANT ACCOUNTING POLICIES:
   A. SECURITY VALUATION -- A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. If there are no such bid and ask quotations the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities traded over-the-counter are valued at the last current bid price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any unamortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. In the event market quotations would not be available, securities would be valued at fair value as determined in good faith by the Board of Trustees; no such securities were owned by the Funds at June 30, 1999.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1999

   B. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

   C. FEDERAL INCOME TAXES -- Since it is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders, no provision has been made for federal income or excise taxes. Dividends and distributions payable to shareholders are recorded by the Funds on the record date. Net investment income for federal income tax purposes includes paydown gains and losses on mortgage backed securities and gains and losses realized on foreign currency transactions. These gains and losses are included as net realized gains and losses for financial reporting purposes.

       The International Equity Fund and Small Cap Growth Fund intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At Dec. 31, 1998, the International Equity Fund and Small Cap Growth Fund had an accumulated capital loss carryforward for tax purposes of $15,284, and $3,772,187, respectively, which will expire in fiscal year ending Dec. 31, 2005 and Dec. 31, 2006.

       Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales.

   D. DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions from net investment income and net realized gains are paid out annually and are recorded on the ex-dividend date. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

       For federal income tax purposes, a net operating loss recognized in the current year cannot be used to offset future years' net investment income. Therefore, $127,182 of net operating loss generated by Small Cap Growth Fund has been reclassified from accumulated net investment loss to paid in surplus. For the year ended December 31, 1998, the Growth, Balanced, Income and Socially Responsible funds paid long-term capital gains of $54,910,150, $24,989,848, $20,356 and $281,334, respectively.

   E. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.


3. OPERATING POLICIES:
   A. REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each fund's behalf by its custodian under a book-entry system. Each fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be credit worthy pursuant to guidelines established by the Trustees.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1999

   B. ASSET BACKED SECURITIES -- These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

   C. COLLATERALIZED MORTGAGE OBLIGATIONS -- Planned Amortization Class (PAC), -- These securities have a pre-determined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

   D. AMERICAN DEPOSITORY RECEIPTS (ADR) -- A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

   E. COMMISSION CREDITS -- Brinson Partners, Inc., Mellon Equity Associates, LLP and Wellington Management Company, LLP, subadvisers for the Growth and Balanced funds, seek the best price and execution on each transaction and negotiates commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Funds part of the commissions paid.

   F. FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

          o market value of investment securities, other assets and other liabilities at the daily rates of exchange, and

          o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

       Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

   G. FORWARD CURRENCY CONTRACTS -- The Balanced Fund, Income Fund and International Equity Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)



NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1999

At June 30, 1999 the Funds have the following open forward currency contracts:

                                                                    CURRENT                           UNREALIZED
FOREIGN                                                              VALUE                           APPRECIATION
CURRENCY                                                          U.S. DOLLAR                       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

LONG CONTRACTS:
Australian Dollar,
        38,344 expiring 07/02/99                                     $ 25,347                             $  (40)

British Pound,
        110,210 expiring 07/01/99 - 07/07/99                         $173,719                             $ (172)

Canadian Dollar,
        19,290 expiring 07/02/99                                    $  13,100                            $    38

Euro Dollar,
        196,520 expiring 07/02/99 - 07/30/99                         $202,583                             $ (528)

Hong Kong Dollar,
        172,938 expiring 07/02/99                                   $  22,290                                 --

Japanese Yen,
        25,585,123 expiring 07/01/99 - 07/02/99                      $211,500                             $ (108)

Swiss Franc,
        50,156 expiring 07/02/99                                    $  32,253                             $ (114)
                                                                                                          ------

                                                                                                          $ (924)
                                                                                                          ======
SHORT CONTRACTS:
Britsh Pound,
        23,390 expiring 07/01/99                                    $  36,868                             $  258

Euro Dollar,
        121,978 expiring 07/01/99 - 07/30/99                         $125,741                             $  851

Hong Kong Dollar,
        104,987 expiring 07/02/99 - 07/07/99                        $  13,532                             $   --

Japanese Yen,
        40,143,824 expiring 07/01/99 - 09/07/99                      $334,228                             $6,394
                                                                                                          ------
                                                                                                          $7,503
                                                                                                          ======

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


JUNE 30, 1999

4. FUND SHARE TRANSACTIONS -- The funds are each a series of a diversified, open-end management investment company registered under the Investment Company Act of 1940. Shares are presently offered to HMLIC Separate Account and the HMLIC 401K Separate Account. The Growth Fund shares also may be purchased under the dividend reinvestment plan by certain shareholders.

Transactions in capital stock for the six months ended June 30, 1999 and the year ended December 31, 1998 were:

                                                                 Shares issued
                                                                to shareholders
                                                                in reinvestment                                   Net increase
                                         Shares sold             of dividends            Shares redeemed           (decrease)
------------------------------------------------------------------------------------------------------------------------------------

Growth Fund
06/30/99                                  1,935,664                      --                (2,287,148)               (351,484)
12/31/98                                  4,347,997               3,020,651                (3,139,417)              4,229,231

Balanced Fund
06/30/99                                  1,590,017                      --                (1,673,448)                (83,431)
12/31/98                                  3,374,120               2,359,303                (2,626,417)              3,107,006

Income Fund
06/30/99                                    292,081                      --                  (219,436)                 72,645
12/31/98                                    555,983                  51,885                  (296,718)                311,150

Short-Term Fund
06/30/99                                    366,907                     --                   (325,248)                 41,659
12/31/98                                    386,446                   4,889                  (373,069)              18,266

Small Cap Growth Fund
06/30/99                                    447,199                      --                  (297,624)                149,575
12/31/98                                  1,300,098                     --                   (397,477)                902,621

International Equity Fund
06/30/99                                    345,404                      --                  (92,558)                 252,846
12/31/98                                    443,238                   1,217                  (102,098)                342,357

Socially Responsible Fund
06/30/99                                  1,025,440                     --                   (251,454)                773,986
12/31/98                                  2,167,784                  41,128                  (232,154)              1,976,758

64

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


JUNE 30, 1999

5. MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES -- Horace Mann Educators Corporation (HMEC) is the parent company of Horace Mann Investors, Inc. (Investors) and Horace Mann Service Corporation (HMSC) and indirectly owns HMLIC. Collectively, these companies are referred to as Horace Mann.

From May 1, 1997 to Mar. 1, 1999, Investors acted as the Trust's adviser, managing its investments, and administering its business affairs pursuant to a management agreement. Also on May 1, 1997, Wellington Management Company, LLP, became the subadviser to the Growth, Balanced, Income and Short-Term funds. Effective Mar. 10, 1997, BlackRock Financial Management, Inc. (formerly PNC Equity Advisors Company) became the subadviser to the Small Cap Growth Fund, and Scudder Kemper Investments, Inc. became the subadviser to the International Equity and Socially Responsible funds. Each subadviser was compensated by Investors (not the Trust) and beared all of its own expenses in providing subadvisory services.

For the Growth, Balanced, Income and Short-Term funds, Investors received separate management and advisory fees. For management services, the fee accrued daily and paid monthly, was calculated on a pro rata basis by applying the following annual percentage rates to the aggregate of all four funds' daily net assets for the respective month.

        NET ASSETS                  RATE
        On initial $100 million     .250%
        Over $100 million           .200%

For advisory services, the fee was accrued daily and calculated by applying the following annual percentage rates to the average daily net assets of each fund for the respective month:

       GROWTH FUND          BALANCED FUND           INCOME FUND         SHORT-TERM FUND            AVERAGE NET ASSETS
          0.400%                 0.325%               0.250%                 0.125%               initial $100 million
          0.300%                 0.275%               0.200%                 0.100%               next $100 million
          0.250%                 0.225%               0.150%                 0.075%               next $300 million
          0.250%                 0.200%               0.150%                 0.075%               over $500 million

As compensation for its services, the Small Cap Growth, International Equity and Socially Responsible funds each pay Investors a combined monthly management and advisory fee. The contractual fees are as follows:

        Small Cap Growth Fund            1.40% of Net Assets
        International Equity Fund        1.10% of Net Assets
        Socially Responsible Fund        0.95% of Net Assets

During 1998 and the first two months of 1999, Investors voluntarily reduced these management fees by 0.40%. The actual management fees accrued daily and were paid monthly based on the following annual percentage rate to the Funds' average daily net assets for the respective month. The fees net of waivers were:

                              SMALL CAP GROWTH FUND
                         1.00% on the first $25 million
                      0.75% on all assets over $25 million

                            INTERNATIONAL EQUITY FUND
                         0.70% on the first $40 million
                          0.50% on the next $60 million
                     0.45% on all assets over $100 million

                            SOCIALLY RESPONSIBLE FUND
                         0.55% on the first $20 million
                         0.45% on the next $20 million
                          0.30% on the next $60 million
                     0.275% on all assets over $100 million

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


JUNE 30, 1999

On Mar. 1, 1999, Wilshire Associates became the investment adviser for all variable investment options for Horace Mann's Annuity Alternatives contracts. Subadvisers for each variable investment option, except the Growth Fund and the stock portfolio of the Balanced Fund, remain the same. The Growth Fund and the stock portfolio of the Balanced Fund now employ a multi-manager strategy using three subadvisers to manage their assets. The two new subadvisers -- Brinson Partners, Inc. and Mellon Equity Associates -along with a new team of fund managers at Wellington Management Co., LLP now manage these assets.

Each subadviser's fees are paid by the adviser out of the advisory fees that it receives from each of the funds. Fees paid to a subadviser of a fund with multiple subadvisers depends upon the fee rate negotiated with the adviser and upon the percentage of the fund's assets allocated to that subadvisers by the adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a fund, which will remain fixed on the terms described above. The adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the adviser. Because the adviser will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser receives a fee based on each fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

FUND                                    RATE
Growth Fund                           0.400%
Balanced Fund                         0.400%
Income Fund                           0.400%
Short-Term Investment Fund            0.125%
Small Cap Growth Fund                 1.150%
International Equity Fund             0.850%
Socially Responsible Fund             0.700%

Transfer and dividend disbursing agent services are provided by HMSC on a per account basis. The transfer agent fees for the six month ended June 30, 1999 were $15,633 for the Growth Fund, $24 each for the Balanced, Income, Short-Term, Small Cap Growth, International Equity and Socially Responsible funds.

The Trust pays each independent trustee a $1,000 annual retainer, $1,000 per board meeting attended, $200 for each committee meeting and $500 for each telephonic meeting. Two meetings were held in 1999. For the six months ended June 30, 1999, the fees, excluding travel expenses, for independent trustees totaled $13,600. The Trust does not compensate interested officers and trustees (those who are also officers and/or directors of Horace Mann).

HORACE MANN MUTUAL FUNDS                           1999 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)
NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED)


JUNE 30, 1999

6. SECURITY TRANSACTIONS -- Security transactions, excluding short-term investments, for the six months ended June 30, 1999 were:

                                                           PURCHASES          PROCEEDS FROM SALES

Growth Fund                                             $1,139,565,556         $1,155,285,282

Balanced Fund                                             536,596,842             535,675,839

Income Fund                                                 4,043,701               2,447,559

Short-Term Fund                                                     --               2,228,594

Small Cap Growth Fund                                       27,750,027             26,168,738

International Equity Fund                                   8,297,492               4,790,663

Socially Responsible Fund                                   21,068,694              9,314,741

The following table shows investments, excluding foreign currency and unrealized appreciation (depreciation) at June 30, 1999.

                                  AGGREGATE GROSS      AGGREGATE GROSS
                                    UNREALIZED            UNREALIZED            NET UNREALIZED
                                   APPRECIATION         (DEPRECIATION)    APPRECIATION (DEPRECIATION)

Growth Fund                         $82,979,476          $(10,702,554)            $72,276,922

Balanced Fund                        32,986,207            (9,610,131)             23,376,076

Income Fund                              74,513              (381,799)              (307,286)

Short-Term Fund                              --                  (534)                  (534)

Small Cap Growth Fund                 7,065,015              (662,730)              6,402,285

International Equity Fund             2,059,746              (439,572)              1,620,174

Socially Responsible Fund             7,429,145              (875,407)              6,553,738

RESULTS OF THE SHAREHOLDER VOTES


A special meeting of the shareholders of the Trust was held January 13, 1999, where shareholders voted on the following items:

1) The election for the following trustees by the shareholders:

                                                       # of Shares
                                            In Favor      Withheld
     A. Thomas Arisman                    48,448,652     1,410,486
     A. L. Gallop                         48,302,854     1,556,283
     Richard A. Holt                      48,422,216     1,436,922
     Richard D. Lang                      48,438,311     1,420,827
     Harriet A. Russell                   48,456,155     1,302,983
     George J. Zock                       48,422,183     1,416,954

2) The ratification of KPMG LLP as independent public accountants for its current fiscal year, 48,140,153 shares voted for the proposal, 629,715 voted against and 1,089,269 shares abstained.

3) Approving or disapproving an investment advisory agreement with Wilshire Associates, Inc., 44,001,819 voted for the proposal, 3,927,531 voted against and 1,829,789 shares abstained.

4) Approving or disapproving a proposal to permit Wilshire Associates, Inc. to replace subadvisers or add subadvisers to the Funds, and to enter into subadvisory agreement with those subadvisers without further shareholder approval, 40,471,771 voted for the proposal, 6,517,913 voted against and 2,869,452 shares abstained.

5) The shareholders of the International Equity Fund and Socially Responsible Fund voting to approve or disapprove a new subadvisory agreement with Scudder Kemper Investments, Inc., 3,156,204 voted for the proposal, 57,035 voted against and 163,610 abstained.

6a) The shareholders of the Growth Fund voting to approve or disapprove a subadvisory agreement with Mellon Equity Associates, LLP, 21,566,272 voted for the proposal, 160,524 voted against and 1,224,314 abstained.

6b) The shareholders of the Growth Fund voting to approve or disapprove a subadvisory agreement with Brinson Partners, Inc., 20,386,883 voted for the proposal, 1,277,764 voted against and 1,286,463 abstained.

7a) The shareholders of the Balanced Fund voting to approve or disapprove a change to the fund's fundamental investment restriction with respect to allowing the fund to hold larger investments in fewer companies, 19,504,569 voted for the proposal, 0 voted against and 672,240 abstained.

7b) The shareholders of the Balanced Fund voting to approve or disapprove a change to the fund's fundamental investment restriction with respect to allowing the fund to invest in other investment companies, 17,768,682 voted for the proposal, 1,735,867 voted against and 672,240 abstained.

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